GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 9.4%
Aerospace & Defense – 0.1%
1,234	Airbus SE	$ 183,388
551	Axon Enterprise, Inc.*	126,658
18,616	BAE Systems PLC	246,984
1,905	Boeing Co.*	441,255
482	Dassault Aviation SA	95,729
1,168	General Dynamics Corp.	288,461
411	HEICO Corp.	70,293
413	HEICO Corp. Class A	56,750
3,423	Howmet Aerospace, Inc.	180,050
822	Huntington Ingalls Industries, Inc.	194,831
1,317	Kongsberg Gruppen ASA	56,551
1,201	L3Harris Technologies, Inc.	229,163
621	Lockheed Martin Corp.	278,065
13,098	Melrose Industries PLC	85,994
292	MTU Aero Engines AG	59,840
290	Northrop Grumman Corp.	137,796
287	Rheinmetall AG	86,525
34,744	Rolls-Royce Holdings PLC*	118,563
2,648	RTX Corp.	215,759
993	Saab AB Class B	51,030
1,104	Safran SA	194,113
7,753	Singapore Technologies Engineering Ltd.	21,505
4,351	Textron, Inc.	333,548
732	Thales SA	109,381
242	TransDigm Group, Inc.	233,015

		4,095,247

Air Freight & Logistics – 0.1%
3,167	CH Robinson Worldwide, Inc.	259,853
11,397	Deutsche Post AG	535,534
654	DSV AS	98,392
1,139	Expeditors International of Washington, Inc.	137,067
1,160	FedEx Corp.	300,243
2,574	NIPPON EXPRESS HOLDINGS, Inc.	140,412
716	United Parcel Service, Inc. Class B	108,553
2,397	Yamato Holdings Co. Ltd.	42,553

		1,622,607

Automobile Components – 0.0%
3,958	Aisin Corp.	146,182
255	Aptiv PLC*	21,124
6,528	BorgWarner, Inc.	219,928
2,435	Bridgestone Corp.	100,507
3,120	Cie Generale des Etablissements Michelin SCA	104,914
2,964	Denso Corp.	46,516
826	Lear Corp.	110,478
9,151	Sumitomo Electric Industries Ltd.	113,645
6,742	Valeo SE	97,896

		961,190

Shares	Description	Value

Common Stocks – (continued)
Automobiles – 0.1%
2,658	Bayerische Motoren Werke AG	$ 277,342
560	Ferrari NV	201,811
7,160	Ford Motor Co.	73,462
1,142	General Motors Co.	36,087
30,966	Honda Motor Co. Ltd.	316,749
7,352	Isuzu Motors Ltd.	97,599
17,219	Mazda Motor Corp.	185,408
3,993	Mercedes-Benz Group AG	259,622
11,177	Nissan Motor Co. Ltd.	44,365
1,983	Renault SA	77,930
17,480	Stellantis NV	379,917
8,877	Subaru Corp.	158,359
6,344	Tesla, Inc.*	1,523,068
16,797	Toyota Motor Corp.	318,905
44,280	Volvo Car AB Class B*	144,530
1,521	Yamaha Motor Co. Ltd.	38,992

		4,134,146

Banks – 0.4%
7,686	ABN AMRO Bank NV(a)	103,295
13,897	AIB Group PLC	64,434
13,219	ANZ Group Holdings Ltd.	212,644
26,749	Banco Bilbao Vizcaya Argentaria SA	249,014
65,920	Banco Santander SA	273,254
5,538	Bank Hapoalim BM	46,787
14,802	Bank Leumi Le-Israel BM	110,949
18,726	Bank of America Corp.	570,956
5,985	Bank of Ireland Group PLC	56,036
1,831	Bank of Montreal	150,291
4,114	Bank of Nova Scotia	184,030
355	Banque Cantonale Vaudoise	43,264
44,042	Barclays PLC	78,746
3,274	BNP Paribas SA	205,827
68,100	BOC Hong Kong Holdings Ltd.	182,080
15,305	CaixaBank SA	68,936
3,758	Canadian Imperial Bank of Commerce	155,366
5,690	Chiba Bank Ltd.	42,698
7,489	Citigroup, Inc.	345,243
4,253	Citizens Financial Group, Inc.	115,979
4,901	Commerzbank AG	59,996
3,669	Commonwealth Bank of Australia	253,459
5,700	Concordia Financial Group Ltd.	26,827
11,764	Credit Agricole SA	154,174
4,322	Danske Bank AS	111,981
8,211	DBS Group Holdings Ltd.	195,050
5,052	DNB Bank ASA	96,311
3,173	Erste Group Bank AG	128,321
2,692	Fifth Third Bancorp	77,933
1,688	FinecoBank Banca Fineco SpA	22,778
279	First Citizens BancShares, Inc. Class A	409,541
8,044	First Horizon Corp.	102,883
1,949	Hang Seng Bank Ltd.	21,544

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
44,767	HSBC Holdings PLC	$ 341,948
7,599	Huntington Bancshares, Inc.	85,565
14,250	ING Groep NV	200,198
61,912	Intesa Sanpaolo SpA	178,467
10,673	Israel Discount Bank Ltd. Class A	51,394
8,792	Japan Post Bank Co. Ltd.	86,713
11,332	JPMorgan Chase & Co.	1,768,699
1,086	KBC Group NV	62,258
8,952	KeyCorp	110,915
226,641	Lloyds Banking Group PLC	124,944
693	M&T Bank Corp.	88,822
7,853	Mediobanca Banca di Credito Finanziario SpA	92,184
33,319	Mitsubishi UFJ Financial Group, Inc.	283,900
2,319	Mizrahi Tefahot Bank Ltd.	82,665
11,845	Mizuho Financial Group, Inc.	201,006
8,716	National Australia Bank Ltd.	163,256
2,335	National Bank of Canada	154,732
12,835	NatWest Group PLC	33,766
13,204	Nordea Bank Abp	147,613
26,306	Oversea-Chinese Banking Corp. Ltd.	246,853
1,061	PNC Financial Services Group, Inc.	142,132
3,854	Regions Financial Corp.	64,285
13,591	Resona Holdings, Inc.	70,796
4,048	Royal Bank of Canada	365,795
5,373	Shizuoka Financial Group, Inc.	43,523
6,726	Skandinaviska Enskilda Banken AB Class A	81,388
3,420	Societe Generale SA	86,070
8,661	Standard Chartered PLC	71,697
6,587	Sumitomo Mitsui Financial Group, Inc.	324,064
1,849	Sumitomo Mitsui Trust Holdings, Inc.	69,588
7,513	Svenska Handelsbanken AB Class A	70,992
5,691	Swedbank AB Class A	104,317
5,114	Toronto-Dominion Bank	311,826
5,362	Truist Financial Corp.	172,335
3,100	U.S. Bancorp	118,172
5,898	UniCredit SpA	160,867
8,335	United Overseas Bank Ltd.	170,111
735	Webster Financial Corp.	32,965
9,721	Wells Fargo & Co.	433,459
13,571	Westpac Banking Corp.	191,401

		12,512,308

Beverages – 0.1%
2,009	Anheuser-Busch InBev SA	126,432
3,945	Asahi Group Holdings Ltd.	146,058
1,373	Brown-Forman Corp. Class B	80,650
433	Carlsberg AS Class B	53,720

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
6,581	Coca-Cola Co.	$ 384,594
2,126	Coca-Cola Europacific Partners PLC	128,921
3,373	Coca-Cola HBC AG	93,720
734	Constellation Brands, Inc. Class A	176,520
7,824	Davide Campari-Milano NV	85,456
3,463	Diageo PLC	121,209
1,572	Heineken Holding NV	122,287
872	Heineken NV	79,825
3,319	Keurig Dr Pepper, Inc.	104,781
4,412	Kirin Holdings Co. Ltd.	62,370
6,953	Molson Coors Beverage Co. Class B	427,888
4,774	Monster Beverage Corp.*	263,286
5,681	PepsiCo, Inc.	956,055
446	Pernod Ricard SA	77,051
186	Remy Cointreau SA	22,107
2,191	Suntory Beverage & Food Ltd.	68,985
5,431	Treasury Wine Estates Ltd.	38,409

		3,620,324

Biotechnology – 0.2%
7,234	AbbVie, Inc.	1,030,049
125	Alnylam Pharmaceuticals, Inc.*	21,031
1,327	Amgen, Inc.	357,812
1,261	Biogen, Inc.*	295,175
670	BioMarin Pharmaceutical, Inc.*	61,024
499	CSL Ltd.	86,580
1,435	Exact Sciences Corp.*	91,840
554	Genmab AS*	174,241
7,496	Gilead Sciences, Inc.	574,194
7,214	Incyte Corp.*	392,009
234	Moderna, Inc.*	18,182
536	Neurocrine Biosciences, Inc.*	62,492
541	Regeneron Pharmaceuticals, Inc.*	445,681
1,317	Seagen, Inc.*	280,798
6,694	Swedish Orphan Biovitrum AB*	159,067
812	United Therapeutics Corp.*	194,880
1,224	Vertex Pharmaceuticals, Inc.*	434,287

		4,679,342

Broadline Retail – 0.2%
32,405	Amazon.com, Inc.*	4,734,047
550	Canadian Tire Corp. Ltd. Class A	57,211
3,134	Dollarama, Inc.	227,610
4,836	eBay, Inc.	198,324
5,962	Etsy, Inc.*	451,979
135	MercadoLibre, Inc.*	218,762
3,415	Next PLC	342,701
1,048	Pan Pacific International Holdings Corp.	22,704
1,187	Prosus NV	39,244
8,490	Wesfarmers Ltd.	295,330

		6,587,912

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.1%
2,256	A O Smith Corp.	$ 170,012
1,485	AGC, Inc.	53,952
357	Allegion PLC	37,874
1,075	Assa Abloy AB Class B	27,542
4,655	Builders FirstSource, Inc.*	624,282
543	Carlisle Cos., Inc.	152,263
2,904	Carrier Global Corp.	150,892
4,718	Cie de Saint-Gobain SA	307,594
191	Daikin Industries Ltd.	28,520
3,698	Fortune Brands Innovations, Inc.	253,054
384	Geberit AG	215,429
2,193	Johnson Controls International PLC	115,790
365	Kingspan Group PLC	29,005
709	Lennox International, Inc.	288,322
5,174	Masco Corp.	313,286
2,939	Owens Corning	398,470
1,148	ROCKWOOL AS Class B	310,390
864	Trane Technologies PLC	194,754

		3,671,431

Capital Markets – 0.2%
8,970	3i Group PLC	253,695
18,543	Abrdn PLC	38,273
1,332	Ameriprise Financial, Inc.	470,875
518	Amundi SA(a)	31,930
974	ARES Management Corp. Class A	109,332
700	ASX Ltd.	26,843
6,026	Bank of New York Mellon Corp.	291,176
128	BlackRock, Inc.	96,157
351	Blackstone, Inc.	39,442
813	Brookfield Asset Management Ltd. Class A	28,465
494	Brookfield Corp.	17,424
376	Carlyle Group, Inc.	12,889
1,211	Cboe Global Markets, Inc.	220,632
2,522	Charles Schwab Corp.	154,649
1,031	CME Group, Inc.	225,129
477	Coinbase Global, Inc. Class A*	59,491
12,889	Daiwa Securities Group, Inc.	83,337
18,324	Deutsche Bank AG	228,286
505	Deutsche Boerse AG	96,005
320	Euronext NV(a)	26,564
638	FactSet Research Systems, Inc.	289,307
4,434	Franklin Resources, Inc.	109,963
21,486	Hargreaves Lansdown PLC	195,262
2,318	Hong Kong Exchanges & Clearing Ltd.	82,063
1,077	IGM Financial, Inc.	26,739
1,621	Intercontinental Exchange, Inc.	184,535
16,439	Invesco Ltd.	234,585
2,716	Japan Exchange Group, Inc.	55,440
521	Julius Baer Group Ltd.	26,362
372	KKR & Co., Inc.	28,212

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
788	London Stock Exchange Group PLC	$ 88,834
1,281	LPL Financial Holdings, Inc.	284,766
888	Macquarie Group Ltd.	98,920
90	MarketAxess Holdings, Inc.	21,611
1,373	Moody’s Corp.	501,090
4,469	Morgan Stanley	354,570
75	MSCI, Inc.	39,064
1,831	Nasdaq, Inc.	102,243
10,136	Nomura Holdings, Inc.	41,509
2,033	Northern Trust Corp.	161,115
148	Partners Group Holding AG	195,137
1,351	Raymond James Financial, Inc.	142,058
4,587	Robinhood Markets, Inc. Class A*	40,366
322	S&P Global, Inc.	133,897
1,726	SBI Holdings, Inc.	37,444
3,794	Schroders PLC	19,316
1,766	SEI Investments Co.	103,611
27,688	Singapore Exchange Ltd.	195,432
5,693	St. James’s Place PLC	46,735
3,635	State Street Corp.	264,701
917	T Rowe Price Group, Inc.	91,819
1,975	TMX Group Ltd.	42,645
1,048	Tradeweb Markets, Inc. Class A	101,551
12,686	UBS Group AG	358,476

		7,209,972

Chemicals – 0.2%
1,370	Air Liquide SA	259,725
604	Air Products & Chemicals, Inc.	163,412
893	Akzo Nobel NV	68,741
185	Albemarle Corp.	22,435
1,073	Arkema SA	109,186
1,349	BASF SE	62,752
750	Celanese Corp.	103,995
1,502	CF Industries Holdings, Inc.	112,875
2,453	Clariant AG	36,732
1,226	Corteva, Inc.	55,415
754	Covestro AG*(a)	39,650
218	Croda International PLC	12,368
4,920	Dow, Inc.	254,610
585	DSM-Firmenich AG	55,279
2,083	DuPont de Nemours, Inc.	149,018
229	Eastman Chemical Co.	19,197
307	Ecolab, Inc.	58,861
184	EMS-Chemie Holding AG	130,459
4,347	Evonik Industries AG	81,291
410	FMC Corp.	22,001
11	Givaudan SA	41,166
8,551	ICL Group Ltd. Class G	43,073
1,230	Linde PLC	508,937
2,029	LyondellBasell Industries NV Class A	192,958
33,126	Mitsubishi Chemical Group Corp.	217,214
6,623	Mosaic Co.	237,699

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
2,221	Nippon Sanso Holdings Corp.	$ 58,377
264	Nitto Denko Corp.	18,761
898	Novozymes AS Class B	46,567
3,203	Nutrien Ltd.	171,321
3,168	Orica Ltd.	32,605
309	PPG Industries, Inc.	43,875
831	RPM International, Inc.	85,535
1,156	Sherwin-Williams Co.	322,293
3,434	Shin-Etsu Chemical Co. Ltd.	121,047
137	Sika AG	37,230
1,504	Solvay SA	174,223
8,369	Sumitomo Chemical Co. Ltd.	21,371
309	Symrise AG	34,782
6,885	Toray Industries, Inc.	35,697
1,830	Tosoh Corp.	24,346
2,009	Westlake Corp.	257,935
1,133	Yara International ASA	38,437

		4,583,451

Commerical Services & Supplies – 0.1%
10,790	Brambles Ltd.	95,088
796	Cintas Corp.	440,387
4,726	Copart, Inc.*	237,340
1,352	Element Fleet Management Corp.	21,780
7,952	Rentokil Initial PLC	43,183
1,120	Republic Services, Inc.	181,261
9,379	Rollins, Inc.	382,101
1,039	Secom Co. Ltd.	72,221
9,268	Securitas AB Class B	83,431
2,998	TOPPAN Holdings, Inc.	70,205
477	Veralto Corp.*	36,848
659	Waste Connections, Inc.	89,288
807	Waste Management, Inc.	137,989

		1,891,122

Communications Equipment – 0.1%
1,021	Arista Networks, Inc.*	224,324
15,997	Cisco Systems, Inc.	773,935
1,010	F5, Inc.*	172,902
4,405	Juniper Networks, Inc.	125,322
837	Motorola Solutions, Inc.	270,242
6,152	Nokia OYJ	21,577
6,541	Telefonaktiebolaget LM Ericsson Class B	32,345

		1,620,647

Construction & Engineering – 0.1%
7,430	ACS Actividades de Construccion y Servicios SA	296,994
3,388	AECOM	301,058
2,026	Bouygues SA	77,093
2,402	Eiffage SA	243,516
2,377	Ferrovial SE	82,207
3,803	Kajima Corp.	60,121
12,099	Obayashi Corp.	102,077

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
827	Quanta Services, Inc.	$ 155,732
10,291	Shimizu Corp.	67,647
2,676	Taisei Corp.	91,000
2,647	Vinci SA	323,842
3,004	WSP Global, Inc.	415,816

		2,217,103

Construction Materials – 0.0%
2,013	Heidelberg Materials AG	164,320
3,822	Holcim AG	281,145
2,914	James Hardie Industries PLC*	93,057
279	Martin Marietta Materials, Inc.	129,621
753	Vulcan Materials Co.	160,811

		828,954

Consumer Finance – 0.1%
10,242	Ally Financial, Inc.	299,271
1,675	American Express Co.	286,040
3,236	Capital One Financial Corp.	361,332
4,234	Discover Financial Services	393,762
1	Isracard Ltd.	3
8,842	Synchrony Financial	286,127

		1,626,535

Consumer Staples Distribution & Retail – 0.3%
3,922	Aeon Co. Ltd.	81,120
19,151	Albertsons Cos., Inc. Class A	416,917
3,664	Alimentation Couche-Tard, Inc.	208,993
12,508	Carrefour SA	237,149
27,112	Coles Group Ltd.	274,377
1,525	Costco Wholesale Corp.	903,928
1,125	Dollar General Corp.	147,510
1,919	Dollar Tree, Inc.*	237,169
12,507	Empire Co. Ltd. Class A	339,923
9,350	Endeavour Group Ltd.	30,420
1,837	George Weston Ltd.	215,453
10,177	HelloFresh SE*	156,052
94,961	J Sainsbury PLC	343,143
12,449	Jeronimo Martins SGPS SA	308,032
925	Kesko OYJ Class B	17,693
18,043	Koninklijke Ahold Delhaize NV	522,517
15,716	Kroger Co.	695,747
3,797	Loblaw Cos. Ltd.	327,388
7,542	MatsukiyoCocokara & Co.	130,293
1,273	Metro, Inc.	63,802
4,719	Seven & i Holdings Co. Ltd.	181,196
7,089	Sysco Corp.	511,613
2,639	Target Corp.	353,125
91,250	Tesco PLC	329,778
4,090	Walgreens Boots Alliance, Inc.	81,555
8,477	Walmart, Inc.	1,319,784
12,316	Welcia Holdings Co. Ltd.	214,849
13,801	Woolworths Group Ltd.	318,117

		8,967,643

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.0%
6,148	Amcor PLC	$ 58,283
290	Avery Dennison Corp.	56,405
268	Ball Corp.	14,818
591	CCL Industries, Inc. Class B	24,359
3,364	International Paper Co.	124,266
460	Packaging Corp. of America	77,285
672	Sealed Air Corp.	22,431
1,807	Smurfit Kappa Group PLC	68,652
5,822	Westrock Co.	239,692

		686,191

Distributors – 0.0%
93	D’ieteren Group	15,892
2,228	Genuine Parts Co.	295,834
7,164	LKQ Corp.	319,013
644	Pool Corp.	223,674

		854,413

Diversified Consumer Services – 0.0%
10,353	IDP Education Ltd.	154,884
2,938	Pearson PLC	34,852

		189,736

Diversified REITs – 0.0%
15	Daiwa House REIT Investment Corp.	26,710
9,861	GPT Group	26,807
26	Nomura Real Estate Master Fund, Inc.	29,780
22,092	Stockland	60,204
966	WP Carey, Inc.	60,124

		203,625

Diversified Telecommunication Services – 0.1%
31,356	AT&T, Inc.	519,569
646	BCE, Inc.	25,436
7,991	BT Group PLC	12,421
427	Cellnex Telecom SA*(a)	16,302
15,925	Deutsche Telekom AG	381,695
1,015	Elisa OYJ	45,386
37,703	HKT Trust & HKT Ltd.	40,219
4,199	Infrastrutture Wireless Italiane SpA(a)	51,924
24,369	Koninklijke KPN NV	83,472
14,835	Liberty Global Ltd. Class C*	249,821
262,250	Nippon Telegraph & Telephone Corp.	306,897
7,333	Orange SA	90,349
2,251	Quebecor, Inc. Class B	49,949
20,647	Singapore Telecommunications Ltd.	35,523
25,800	Spark New Zealand Ltd.	82,296
177	Swisscom AG	103,365
64,042	Telefonica Deutschland Holding AG	164,179

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
59,624	Telefonica SA	$ 257,114
3,393	Telenor ASA	36,516
32,052	Telia Co. AB	76,036
38,670	Telstra Group Ltd.	97,713
1,933	TELUS Corp.	34,587
10,626	Verizon Communications, Inc.	407,295

		3,168,064

Electric Utilities – 0.1%
174	Acciona SA	24,560
1,235	Alliant Energy Corp.	62,454
982	American Electric Power Co., Inc.	78,118
604	BKW AG	106,493
5,899	Chubu Electric Power Co., Inc.	72,879
3,877	CK Infrastructure Holdings Ltd.	19,199
8,127	CLP Holdings Ltd.	63,171
966	Constellation Energy Corp.	116,925
1,110	Duke Energy Corp.	102,431
1,262	Edison International	84,541
7,848	EDP - Energias de Portugal SA	37,533
216	Elia Group SA	23,410
688	Emera, Inc.	24,180
2,462	Endesa SA	51,498
26,926	Enel SpA	190,282
689	Entergy Corp.	69,871
1,289	Evergy, Inc.	65,790
943	Eversource Energy	56,024
1,954	Exelon Corp.	75,248
1,919	FirstEnergy Corp.	70,888
859	Fortis, Inc.	34,412
2,391	Hydro One Ltd.(a)	66,464
14,379	Iberdrola SA	177,710
5,127	Kansai Electric Power Co., Inc.	68,458
1,916	NextEra Energy, Inc.	112,105
363	NRG Energy, Inc.	17,366
5,232	Origin Energy Ltd.	28,543
10,321	PG&E Corp.*	177,212
7,944	Power Assets Holdings Ltd.	41,442
2,923	PPL Corp.	76,349
3,207	Redeia Corp. SA	53,756
1,497	Southern Co.	106,257
3,352	SSE PLC	77,667
5,040	Terna - Rete Elettrica Nazionale	40,608
1,217	Xcel Energy, Inc.	74,042

		2,547,886

Electrical Equipment – 0.1%
4,207	ABB Ltd.	167,306
1,312	AMETEK, Inc.	203,662
1,320	Eaton Corp. PLC	300,551
1,844	Emerson Electric Co.	163,932
381	Hubbell, Inc.	114,300
1,012	Legrand SA	97,606
7,512	Mitsubishi Electric Corp.	101,757
2,300	Prysmian SpA	88,719

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
494	Rockwell Automation, Inc.	$ 136,067
1,034	Schneider Electric SE	190,310
6,723	Sensata Technologies Holding PLC	218,565
15,376	Siemens Energy AG*	181,666

		1,964,441

Electronic Equipment, Instruments & Components – 0.1%
1,711	Amphenol Corp. Class A	155,684
2,774	Arrow Electronics, Inc.*	328,885
496	Azbil Corp.	16,019
864	CDW Corp.	182,200
1,727	Cognex Corp.	65,108
2,961	Corning, Inc.	84,359
832	Halma PLC	22,454
640	Hamamatsu Photonics KK	25,306
1,560	Hexagon AB Class B	15,625
200	Hirose Electric Co. Ltd.	22,402
2,925	Jabil, Inc.	337,311
233	Keyence Corp.	99,774
1,440	Keysight Technologies, Inc.*	195,682
801	Kyocera Corp.	44,355
1,578	Murata Manufacturing Co. Ltd.	30,664
626	Omron Corp.	26,245
887	TE Connectivity Ltd.	116,197
248	Teledyne Technologies, Inc.*	99,934
899	Trimble, Inc.*	41,714
1,037	Yokogawa Electric Corp.	19,678
391	Zebra Technologies Corp. Class A*	92,659

		2,022,255

Energy Equipment & Services – 0.0%
4,052	Baker Hughes Co.	136,755
2,273	Halliburton Co.	84,169
3,836	Schlumberger NV	199,625
4,196	Tenaris SA	72,393

		492,942

Entertainment – 0.1%
27,581	Bollore SE	157,788
5,122	Capcom Co. Ltd.	171,900
2,039	Electronic Arts, Inc.	281,402
1,313	Liberty Media Corp.-Liberty Formula One Class C*	83,586
1,232	Live Nation Entertainment, Inc.*	103,759
1,042	Netflix, Inc.*	493,877
2,411	Nintendo Co. Ltd.	112,383
745	ROBLOX Corp. Class A*	29,286
277	Roku, Inc.*	28,863
1,496	Square Enix Holdings Co. Ltd.	51,902
719	Take-Two Interactive Software, Inc.*	113,746
815	Toho Co. Ltd.	28,244
1,222	Universal Music Group NV	32,286

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
2,818	Walt Disney Co.*	$ 261,200
31,199	Warner Bros Discovery, Inc.*	326,030

		2,276,252

Financial Services – 0.3%
1,894	Apollo Global Management, Inc.	174,248
4,859	Berkshire Hathaway, Inc. Class B*	1,749,240
222	Block, Inc.*	14,081
1,670	Edenred SE	90,960
17,051	Equitable Holdings, Inc.	523,295
3,157	Eurazeo SE	237,234
2,823	EXOR NV	275,059
318	Fidelity National Information Services, Inc.	18,648
1,922	Fiserv, Inc.*	251,032
663	FleetCor Technologies, Inc.*	159,452
270	Global Payments, Inc.	31,439
540	Groupe Bruxelles Lambert NV	42,856
3,621	Industrivarden AB Class A	108,951
3,953	Industrivarden AB Class C	119,080
9,968	Investor AB Class B	207,095
593	Jack Henry & Associates, Inc.	94,103
766	L E Lundbergforetagen AB Class B	37,282
3,134	Mastercard, Inc. Class A	1,296,943
17,480	Mitsubishi HC Capital, Inc.	114,023
4,094	ORIX Corp.	74,793
545	PayPal Holdings, Inc.*	31,397
2,692	Toast, Inc. Class A*	40,030
5,447	Visa, Inc. Class A	1,398,136
5,171	Washington H Soul Pattinson & Co. Ltd.	114,205
1,249	Wendel SE	105,765
4,345	Wise PLC Class A*	42,983

		7,352,330

Food Products – 0.1%
3,853	Ajinomoto Co., Inc.	143,844
4,389	Archer-Daniels-Midland Co.	323,601
4,312	Associated British Foods PLC	129,852
36	Barry Callebaut AG	59,994
511	Bunge Global SA	56,144
1,923	Campbell Soup Co.	77,266
5	Chocoladefabriken Lindt & Spruengli AG	61,824
3,366	Conagra Brands, Inc.	95,224
2,130	Danone SA	136,965
1,973	Darling Ingredients, Inc.*	86,556
2,938	General Mills, Inc.	187,033
1,246	Hershey Co.	234,148
2,561	Hormel Foods Corp.	78,341
1,716	J M Smucker Co.	188,297
3,735	JDE Peet’s NV	100,094
253	Kerry Group PLC Class A	20,478
531	Kikkoman Corp.	32,611

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
6,058	Kraft Heinz Co.	$ 212,696
1,855	Lamb Weston Holdings, Inc.	185,556
957	McCormick & Co., Inc.	62,042
1,940	MEIJI Holdings Co. Ltd.	44,939
4,850	Mondelez International, Inc. Class A	344,641
5,662	Nestle SA	644,271
895	Nissin Foods Holdings Co. Ltd.	88,907
5,489	Orkla ASA	40,504
2,991	Saputo, Inc.	58,147
3,643	Tyson Foods, Inc. Class A	170,638
421,917	WH Group Ltd.(a)	270,987
69,845	Wilmar International Ltd.	189,483
1,972	Yakult Honsha Co. Ltd.	44,090

		4,369,173

Gas Utilities – 0.0%
673	AltaGas Ltd.	13,689
5,034	APA Group	28,331
651	Atmos Energy Corp.	74,090
2,429	Enagas SA	44,456
47,777	Hong Kong & China Gas Co. Ltd.	32,802
4,932	Naturgy Energy Group SA	147,162
1,474	Osaka Gas Co. Ltd.	28,726
8,515	Snam SpA	42,905
8,789	Tokyo Gas Co. Ltd.	203,774

		615,935

Ground Transportation – 0.1%
13,874	Aurizon Holdings Ltd.	32,363
614	Canadian National Railway Co.	71,248
815	Canadian Pacific Kansas City Ltd.	58,674
2,245	Central Japan Railway Co.	53,858
2,708	CSX Corp.	87,468
1,222	East Japan Railway Co.	66,004
1,964	Hankyu Hanshin Holdings, Inc.	59,375
203	JB Hunt Transport Services, Inc.	37,610
1,593	Keisei Electric Railway Co. Ltd.	64,168
2,734	Kintetsu Group Holdings Co. Ltd.	76,556
3,995	Knight-Swift Transportation Holdings, Inc.	214,851
12,599	MTR Corp. Ltd.	45,161
382	Norfolk Southern Corp.	83,337
447	Old Dominion Freight Line, Inc.	173,910
182	TFI International, Inc.	21,535
2,306	Tobu Railway Co. Ltd.	56,986
3,455	Tokyu Corp.	40,524
4,127	Uber Technologies, Inc.*	232,680
622	U-Haul Holding Co.	33,681
533	Union Pacific Corp.	120,069
680	West Japan Railway Co.	26,875

		1,656,933

Health Care Equipment & Supplies – 0.2%
3,607	Abbott Laboratories	376,174

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
456	Alcon, Inc.	$ 34,396
412	Align Technology, Inc.*	88,086
1,170	Asahi Intecc Co. Ltd.	22,699
1,106	Baxter International, Inc.	39,904
576	Becton Dickinson & Co.	136,040
1,057	BioMerieux	113,851
5,525	Boston Scientific Corp.*	308,792
405	Carl Zeiss Meditec AG	36,368
1,430	Cochlear Ltd.	257,910
1,615	Coloplast AS Class B	190,566
265	Cooper Cos., Inc.	89,284
4,327	Demant AS*	183,511
1,268	DENTSPLY SIRONA, Inc.	40,259
1,017	Dexcom, Inc.*	117,484
3,371	Edwards Lifesciences Corp.*	228,250
626	EssilorLuxottica SA	119,533
9,950	Fisher & Paykel Healthcare Corp. Ltd.	144,562
1,068	GE HealthCare Technologies, Inc.	73,115
1,296	Hologic, Inc.*	92,405
2,216	Hoya Corp.	249,248
1,124	IDEXX Laboratories, Inc.*	523,582
141	Insulet Corp.*	26,662
845	Intuitive Surgical, Inc.*	262,660
1,577	Medtronic PLC	125,009
6,374	Olympus Corp.	93,568
679	ResMed, Inc.	107,099
461	Siemens Healthineers AG(a)	26,609
10,605	Smith & Nephew PLC	137,480
307	Sonova Holding AG	88,635
230	STERIS PLC	46,216
1,190	Straumann Holding AG	163,657
961	Stryker Corp.	284,773
1,698	Sysmex Corp.	93,928
157	Teleflex, Inc.	35,433
705	Terumo Corp.	22,509
1,405	Zimmer Biomet Holdings, Inc.	163,415

		5,143,672

Health Care Providers & Services – 0.2%
3,044	Cardinal Health, Inc.	325,952
1,793	Cencora, Inc.	364,642
5,121	Centene Corp.*	377,315
1,735	Cigna Group	456,097
6,589	CVS Health Corp.	447,723
1,814	DaVita, Inc.*	184,048
1,206	EBOS Group Ltd.	27,450
1,012	Elevance Health, Inc.	485,244
4,752	Fresenius Medical Care AG & Co. KGaA	195,149
6,150	Fresenius SE & Co. KGaA	195,292
817	HCA Healthcare, Inc.	204,642
3,162	Henry Schein, Inc.*	211,000
804	Humana, Inc.	389,827

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,128	Laboratory Corp. of America Holdings	$ 244,675
1,166	McKesson Corp.	548,673
489	Molina Healthcare, Inc.*	178,759
1,559	Quest Diagnostics, Inc.	213,942
4,558	Sonic Healthcare Ltd.	88,202
3,289	UnitedHealth Group, Inc.	1,818,718
1,437	Universal Health Services, Inc. Class B	197,559

		7,154,909

Health Care REITs – 0.0%
2,187	Healthcare Realty Trust, Inc.	33,395
1,735	Healthpeak Properties, Inc.	30,050
852	Ventas, Inc.	39,056
838	Welltower, Inc.	74,666

		177,167

Health Care Technology* – 0.0%
580	Contra Abiomed, Inc.(b)	592
313	Veeva Systems, Inc. Class A	54,559

		55,151

Hotel & Resort REITs – 0.0%
14,795	Host Hotels & Resorts, Inc.	258,469

Hotels, Restaurants & Leisure – 0.2%
1,922	Accor SA	66,827
764	Airbnb, Inc. Class A*	96,524
1,241	Amadeus IT Group SA	85,203
1,733	Aramark	48,541
3,089	Aristocrat Leisure Ltd.	82,667
245	Booking Holdings, Inc.*	765,796
2,991	Caesars Entertainment, Inc.*	133,758
7,080	Carnival Corp.*	106,625
75	Chipotle Mexican Grill, Inc.*	165,169
7,342	Compass Group PLC	185,873
1,302	Darden Restaurants, Inc.	203,724
1,090	Domino’s Pizza, Inc.	428,250
801	DoorDash, Inc. Class A*	75,278
3,786	DraftKings, Inc. Class A*	144,777
935	Entain PLC	9,489
493	Evolution AB(a)	51,075
2,005	Expedia Group, Inc.*	273,041
313	Flutter Entertainment PLC*	48,841
4,171	Galaxy Entertainment Group Ltd.	21,577
103,247	Genting Singapore Ltd.	70,617
846	Hilton Worldwide Holdings, Inc.	141,722
817	Hyatt Hotels Corp. Class A	93,759
1,254	InterContinental Hotels Group PLC	97,241
6,968	La Francaise des Jeux SAEM(a)	252,145
2,153	Las Vegas Sands Corp.	99,296
98,811	Lottery Corp. Ltd.	299,945
938	Marriott International, Inc. Class A	190,133
1,889	McDonald’s Corp.	532,396

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,285	McDonald’s Holdings Co. Japan Ltd.	$ 97,269
6,047	MGM Resorts International	238,494
3,495	Oriental Land Co. Ltd.	118,722
562	Restaurant Brands International, Inc.	39,971
1,433	Royal Caribbean Cruises Ltd.*	153,990
6,879	Sands China Ltd.*	16,871
490	Sodexo SA	52,509
2,809	Starbucks Corp.	278,934
237	Vail Resorts, Inc.	51,502
1,802	Whitbread PLC	70,457
1,102	Wynn Resorts Ltd.	93,031
4,031	Yum! Brands, Inc.	506,092
5,746	Zensho Holdings Co. Ltd.	318,731

		6,806,862

Household Durables – 0.1%
23,110	Barratt Developments PLC	150,270
2,865	Berkeley Group Holdings PLC	168,133
2,397	DR Horton, Inc.	306,025
956	Garmin Ltd.	116,861
2,465	Iida Group Holdings Co. Ltd.	36,970
3,537	Lennar Corp. Class A	452,453
2,657	Mohawk Industries, Inc.*	234,640
38	NVR, Inc.*	233,905
16,986	Panasonic Holdings Corp.	175,025
4,937	Persimmon PLC	78,222
3,825	PulteGroup, Inc.	338,206
1,672	SEB SA	190,621
4,571	Sekisui Chemical Co. Ltd.	64,965
4,687	Sekisui House Ltd.	95,968
1,454	Sony Group Corp.	125,031
14,283	Taylor Wimpey PLC	23,410
688	Whirlpool Corp.	74,923

		2,865,628

Household Products – 0.1%
2,035	Church & Dwight Co., Inc.	196,642
1,821	Clorox Co.	261,040
7,130	Colgate-Palmolive Co.	561,630
4,218	Essity AB Class B	105,523
1,009	Henkel AG & Co. KGaA	70,502
1,445	Kimberly-Clark Corp.	178,790
6,810	Procter & Gamble Co.	1,045,471
1,266	Reckitt Benckiser Group PLC	86,426
1,146	Unicharm Corp.	36,826

		2,542,850

Independent Power and Renewable Electricity Producers – 0.0%
1,443	AES Corp.	24,834
700	Corp. ACCIONA Energias Renovables SA	20,784
3,883	Northland Power, Inc.	63,126
1,378	RWE AG	59,067

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – (continued)
19,009	Vistra Corp.	$ 673,109

		840,920

Industrial Conglomerates – 0.1%
990	3M Co.	98,079
44,997	CK Hutchison Holdings Ltd.	225,751
3,762	DCC PLC	254,326
4,650	General Electric Co.	566,370
195	Hikari Tsushin, Inc.	30,244
3,116	Hitachi Ltd.	216,660
1,116	Honeywell International, Inc.	218,647
8,284	Jardine Cycle & Carriage Ltd.	176,731
5,354	Jardine Matheson Holdings Ltd.	207,358
14,893	Keppel Corp. Ltd.	74,294
1,938	Siemens AG	325,550
3,492	Smiths Group PLC	72,860

		2,466,870

Industrial REITs – 0.0%
21	GLP J-Reit	19,813
1,410	Goodman Group	21,184
13	Nippon Prologis REIT, Inc.	24,605
635	Prologis, Inc.	72,981

		138,583

Insurance – 0.4%
6,908	Admiral Group PLC	236,032
3,927	Aflac, Inc.	324,802
3,527	Ageas SA	151,900
11,216	AIA Group Ltd.	96,425
1,566	Allianz SE	393,758
463	Allstate Corp.	63,834
1,081	American Financial Group, Inc.	123,656
5,048	American International Group, Inc.	332,209
1,748	Aon PLC Class A	574,201
3,046	Arch Capital Group Ltd.*	254,920
1,091	Arthur J Gallagher & Co.	271,659
1,055	ASR Nederland NV	48,639
15,057	Assicurazioni Generali SpA	311,826
525	Assurant, Inc.	88,211
6,106	Aviva PLC	32,239
8,499	AXA SA	265,002
842	Baloise Holding AG	128,940
1,733	Brown & Brown, Inc.	129,524
1,326	Chubb Ltd.	304,224
429	Cincinnati Financial Corp.	44,097
2,532	Dai-ichi Life Holdings, Inc.	53,080
440	Erie Indemnity Co. Class A	130,082
612	Everest Group Ltd.	251,257
239	Fairfax Financial Holdings Ltd.	219,682
3,596	Fidelity National Financial, Inc.	161,245
4,181	Gjensidige Forsikring ASA	70,559
1,265	Globe Life, Inc.	155,759
4,402	Great-West Lifeco, Inc.	140,694
548	Hannover Rueck SE	130,788

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
2,895	Hartford Financial Services Group, Inc.	$ 226,273
856	Helvetia Holding AG	117,090
2,804	iA Financial Corp., Inc.	187,236
25,844	Insurance Australia Group Ltd.	101,483
739	Intact Financial Corp.	114,530
16,408	Japan Post Holdings Co. Ltd.	144,970
6,211	Japan Post Insurance Co. Ltd.	116,746
44,106	Legal & General Group PLC	128,181
4,070	Loews Corp.	286,080
10,513	Manulife Financial Corp.	205,929
171	Markel Group, Inc.*	246,084
2,195	Marsh & McLennan Cos., Inc.	437,727
17,262	Medibank Pvt Ltd.	39,466
3,382	MetLife, Inc.	215,197
2,143	MS&AD Insurance Group Holdings, Inc.	80,687
669	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	284,953
3,288	NN Group NV	125,483
5,366	Phoenix Group Holdings PLC	31,617
19,888	Poste Italiane SpA(a)	214,350
8,066	Power Corp. of Canada	223,205
4,297	Principal Financial Group, Inc.	317,248
1,774	Progressive Corp.	290,989
1,665	Prudential Financial, Inc.	162,804
2,441	Prudential PLC	26,698
10,753	QBE Insurance Group Ltd.	109,411
1,360	Sampo OYJ Class A	59,477
1,102	Sompo Holdings, Inc.	50,552
2,152	Sun Life Financial, Inc.	108,667
19,612	Suncorp Group Ltd.	181,061
237	Swiss Life Holding AG	152,192
554	Swiss Re AG	65,428
3,106	T&D Holdings, Inc.	46,215
2,431	Talanx AG	176,430
4,749	Tokio Marine Holdings, Inc.	117,595
952	Travelers Cos., Inc.	171,950
3,375	Tryg AS	72,830
1,527	W R Berkley Corp.	110,784
505	Willis Towers Watson PLC	124,381
358	Zurich Insurance Group AG	179,364

		11,540,607

Interactive Media & Services – 0.3%
19,787	Alphabet, Inc. Class C*	2,649,875
22,179	Alphabet, Inc. Class A*	2,939,383
45,384	Auto Trader Group PLC(a)	416,260
4,774	Match Group, Inc.*	154,582
8,529	Meta Platforms, Inc. Class A*	2,790,263
12,862	Pinterest, Inc. Class A*	438,208
1,110	REA Group Ltd.	113,835
184	Scout24 SE(a)	12,821

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
5,944	Snap, Inc. Class A*	$ 82,206

		9,597,433

IT Services – 0.2%
2,499	Accenture PLC Class A	832,517
2,781	Akamai Technologies, Inc.*	321,289
507	Bechtle AG	25,143
933	Capgemini SE	191,227
1,896	CGI, Inc.*	192,779
456	Cloudflare, Inc. Class A*	35,180
7,159	Cognizant Technology Solutions Corp. Class A	503,850
749	EPAM Systems, Inc.*	193,384
682	Fujitsu Ltd.	97,107
1,166	Gartner, Inc.*	507,023
4,399	GoDaddy, Inc. Class A*	440,164
4,769	International Business Machines Corp.	756,173
146	MongoDB, Inc.*	60,698
2,626	NEC Corp.	146,362
315	Okta, Inc.*	21,121
1,374	Otsuka Corp.	55,979
1,214	SCSK Corp.	22,324
996	Shopify, Inc. Class A*	72,556
277	Snowflake, Inc. Class A*	51,987
1,185	TIS, Inc.	25,004
368	Twilio, Inc. Class A*	23,802
2,321	VeriSign, Inc.*	492,516
1,443	Wix.com Ltd.*	146,465

		5,214,650

Leisure Products – 0.0%
3,303	Bandai Namco Holdings, Inc.	65,681
857	BRP, Inc.	52,925
410	Hasbro, Inc.	19,028
170	Shimano, Inc.	26,030

		163,664

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	131,506
12,301	Avantor, Inc.*	260,535
399	Bachem Holding AG Class B	29,681
53	Bio-Rad Laboratories, Inc. Class A*	16,161
380	Bio-Techne Corp.	23,902
509	Charles River Laboratories International, Inc.*	100,314
1,433	Danaher Corp.	320,003
692	Eurofins Scientific SE	40,257
79	Illumina, Inc.*	8,054
719	IQVIA Holdings, Inc.*	153,938
52	Lonza Group AG	20,130
360	Mettler-Toledo International, Inc.*	393,095
1,504	QIAGEN NV*	61,721
394	Revvity, Inc.	35,027

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
222	Sartorius Stedim Biotech	$ 50,060
806	Thermo Fisher Scientific, Inc.	399,582
844	Waters Corp.*	236,835
261	West Pharmaceutical Services, Inc.	91,548

		2,372,349

Machinery – 0.2%
1,239	Alfa Laval AB	46,220
1,314	Alstom SA	16,282
5,204	Atlas Copco AB Class A	80,331
2,470	Atlas Copco AB Class B	32,623
1,395	Caterpillar, Inc.	349,754
11,827	CNH Industrial NV	125,720
676	Cummins, Inc.	151,532
2,795	Daimler Truck Holding AG	90,770
669	Deere & Co.	243,790
659	Dover Corp.	93,025
1,651	Epiroc AB Class A	30,792
1,494	Epiroc AB Class B	23,527
2,000	Fortive Corp.	137,960
1,223	GEA Group AG	44,999
2,093	Graco, Inc.	169,073
1,571	Hoshizaki Corp.	50,032
4,180	Husqvarna AB Class B	31,918
306	IDEX Corp.	61,714
1,534	Illinois Tool Works, Inc.	371,550
2,074	Ingersoll Rand, Inc.	148,146
2,194	Knorr-Bremse AG	137,657
3,086	Komatsu Ltd.	78,937
444	Kone OYJ Class B	19,765
1,258	Kubota Corp.	18,068
4,985	Metso OYJ	49,106
4,603	MISUMI Group, Inc.	74,735
1,496	Mitsubishi Heavy Industries Ltd.	84,045
5,745	NGK Insulators Ltd.	70,142
396	Nordson Corp.	93,195
2,581	Otis Worldwide Corp.	221,424
3,196	PACCAR, Inc.	293,457
584	Parker-Hannifin Corp.	252,977
1,571	Pentair PLC	101,392
333	Rational AG	213,560
2,893	Sandvik AB	57,173
325	Schindler Holding AG	71,354
805,016	Seatrium Ltd.*	63,232
1,366	Snap-on, Inc.	375,227
119	Spirax-Sarco Engineering PLC	13,906
10,758	Techtronic Industries Co. Ltd.	109,300
2,687	Toro Co.	223,021
626	Toyota Industries Corp.	53,839
343	VAT Group AG(a)	159,250
6,511	Volvo AB Class B	151,000
3,885	Volvo AB Class A	91,798
2,010	Westinghouse Air Brake Technologies Corp.	234,286
1,076	Xylem, Inc.	113,120

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
676	Yaskawa Electric Corp.	$ 25,936

		5,750,660

Marine Transportation – 0.0%
144	AP Moller - Maersk AS Class B	227,377
145	AP Moller - Maersk AS Class A	224,943
3,113	Kawasaki Kisen Kaisha Ltd.	109,484
1,082	Kuehne & Nagel International AG	313,208
5,310	Mitsui OSK Lines Ltd.	146,002
6,555	Nippon Yusen KK	176,554
44,150	SITC International Holdings Co. Ltd.	66,669

		1,264,237

Media – 0.1%
340	Charter Communications, Inc. Class A*	136,044
16,448	Comcast Corp. Class A	689,007
13,388	CyberAgent, Inc.	80,793
2,322	Dentsu Group, Inc.	62,547
9,219	Fox Corp. Class A	272,329
9,972	Fox Corp. Class B	275,825
7,044	Hakuhodo DY Holdings, Inc.	53,141
12,824	Informa PLC	120,589
4,700	Interpublic Group of Cos., Inc.	144,478
376	Liberty Broadband Corp. Class C*	31,253
14,800	Liberty Media Corp.-Liberty SiriusXM Class C*	399,452
11,049	News Corp. Class A	243,520
2,289	Omnicom Group, Inc.	184,562
1,524	Paramount Global Class B	21,900
1,842	Publicis Groupe SA	155,662
30,616	Sirius XM Holdings, Inc.	143,283
349	Trade Desk, Inc. Class A*	24,591
4,356	Vivendi SE	41,229
7,771	WPP PLC	69,458

		3,149,663

Metals & Mining – 0.2%
1,837	Antofagasta PLC	32,612
7,927	ArcelorMittal SA	199,293
10,001	BHP Group Ltd.	304,455
21,056	BlueScope Steel Ltd.	288,833
18,943	Cleveland-Cliffs, Inc.*	325,062
1,595	First Quantum Minerals Ltd.	13,059
11,709	Fortescue Ltd.	192,272
2,919	Freeport-McMoRan, Inc.	108,937
41,127	Glencore PLC	230,072
4,426	IGO Ltd.	24,904
14,609	JFE Holdings, Inc.	215,792
1,122	Mineral Resources Ltd.	45,037
332	Newmont Corp.	13,343
8,691	Nippon Steel Corp.	203,508
6,451	Norsk Hydro ASA	37,460
8,806	Northern Star Resources Ltd.	73,586

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
2,290	Nucor Corp.	$ 389,231
66,931	Pilbara Minerals Ltd.	160,041
1,184	Reliance Steel & Aluminum Co.	325,908
2,775	Rio Tinto Ltd.	227,843
4,632	Rio Tinto PLC	316,586
55,641	South32 Ltd.	111,836
3,040	Steel Dynamics, Inc.	362,155
1,873	Teck Resources Ltd. Class B	70,561
6,534	voestalpine AG	183,667

		4,456,053

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
4,795	Annaly Capital Management, Inc.	86,646

Multi-Utilities – 0.1%
879	Ameren Corp.	68,202
1,051	Canadian Utilities Ltd. Class A	23,546
2,563	CenterPoint Energy, Inc.	72,456
143,605	Centrica PLC	270,627
1,222	CMS Energy Corp.	69,361
982	Consolidated Edison, Inc.	88,488
1,390	Dominion Energy, Inc.	63,022
697	DTE Energy Co.	72,565
18,601	E.ON SE	241,777
8,580	Engie SA	148,890
5,697	National Grid PLC	73,886
2,108	NiSource, Inc.	54,049
1,180	Public Service Enterprise Group, Inc.	73,667
23,886	Sembcorp Industries Ltd.	91,808
1,212	Sempra	88,318
2,959	Veolia Environnement SA	93,284
818	WEC Energy Group, Inc.	68,401

		1,662,347

Office REITs – 0.0%
705	Alexandria Real Estate Equities, Inc.	77,127
2,184	Boston Properties, Inc.	124,335
6,711	Dexus	31,191
6	Japan Real Estate Investment Corp.	23,290
6	Nippon Building Fund, Inc.	25,158

		281,101

Oil, Gas & Consumable Fuels – 0.4%
1,678	Aker BP ASA	47,789
5,581	Ampol Ltd.	125,766
2,465	APA Corp.	88,740
8,934	ARC Resources Ltd.	142,475
60,668	BP PLC	368,841
1,322	Cameco Corp.	60,705
2,926	Canadian Natural Resources Ltd.	195,383
12,703	Cenovus Energy, Inc.	225,330
936	Cheniere Energy, Inc.	170,492
3,060	Chesapeake Energy Corp.	245,749

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
5,278	Chevron Corp.	$ 757,921
3,217	ConocoPhillips	371,789
3,399	Coterra Energy, Inc.	89,224
1,718	Devon Energy Corp.	77,258
630	Diamondback Energy, Inc.	97,278
1,896	Enbridge, Inc.	66,202
8,131	ENEOS Holdings, Inc.	32,003
16,969	Eni SpA	281,388
2,543	EOG Resources, Inc.	312,967
3,401	EQT Corp.	135,904
6,187	Equinor ASA	197,670
11,930	Exxon Mobil Corp.	1,225,688
3,987	Galp Energia SGPS SA	59,242
701	Hess Corp.	98,533
2,983	HF Sinclair Corp.	156,548
3,549	Imperial Oil Ltd.	199,949
15,883	Inpex Corp.	219,129
10,803	Kinder Morgan, Inc.	189,809
5,321	Marathon Oil Corp.	135,313
3,111	Marathon Petroleum Corp.	464,130
4,774	Occidental Petroleum Corp.	282,382
2,636	OMV AG	112,554
1,413	ONEOK, Inc.	97,285
3,185	Ovintiv, Inc.	141,223
1,692	Pembina Pipeline Corp.	56,597
3,254	Phillips 66	419,408
391	Pioneer Natural Resources Co.	90,571
10,327	Repsol SA	158,575
26,297	Santos Ltd.	118,932
20,750	Shell PLC	670,740
3,839	Suncor Energy, Inc.	126,576
1,136	Targa Resources Corp.	102,751
738	TC Energy Corp.	27,677
25	Texas Pacific Land Corp.	41,799
6,177	TotalEnergies SE	421,020
1,233	Tourmaline Oil Corp.	59,681
2,672	Valero Energy Corp.	334,962
2,869	Williams Cos., Inc.	105,551
4,406	Woodside Energy Group Ltd.	89,518

		10,297,017

Paper & Forest Products – 0.0%
475	Holmen AB Class B	19,908
8,570	Mondi PLC	152,702
5,690	Oji Holdings Corp.	21,139
1,073	Svenska Cellulosa AB SCA Class B	15,942
2,375	UPM-Kymmene OYJ	83,088
1,476	West Fraser Timber Co. Ltd.	107,055

		399,834

Passenger Airlines – 0.0%
3,691	Air Canada*	47,955
5,109	ANA Holdings, Inc.*	105,426
1,911	Delta Air Lines, Inc.	70,573

Shares	Description	Value

Common Stocks – (continued)
Passenger Airlines – (continued)
22,978	Deutsche Lufthansa AG*	$ 199,887
8,132	Japan Airlines Co. Ltd.	153,919
17,572	Qantas Airways Ltd.*	61,511
47,039	Singapore Airlines Ltd.	223,059

		862,330

Personal Products – 0.1%
905	Beiersdorf AG	126,858
1,685	Estee Lauder Cos., Inc. Class A	215,158
27,566	Haleon PLC	115,489
965	Kao Corp.	36,972
11,833	Kenvue, Inc.	241,866
590	Kobayashi Pharmaceutical Co. Ltd.	27,216
2,473	Kose Corp.	174,960
1,365	L’Oreal SA	641,401
7,766	Shiseido Co. Ltd.	208,040
5,644	Unilever PLC	269,257

		2,057,217

Pharmaceuticals – 0.4%
10,554	Astellas Pharma, Inc.	128,631
3,673	AstraZeneca PLC	472,738
2,193	Bayer AG	75,064
9,553	Bristol-Myers Squibb Co.	471,727
2,849	Chugai Pharmaceutical Co. Ltd.	100,618
2,565	Daiichi Sankyo Co. Ltd.	69,504
2,467	Eisai Co. Ltd.	128,114
2,722	Eli Lilly & Co.	1,608,811
12,821	GSK PLC	230,361
7,009	Hikma Pharmaceuticals PLC	152,734
4,397	Ipsen SA	495,743
3,141	Jazz Pharmaceuticals PLC*	371,361
7,456	Johnson & Johnson	1,153,145
1,005	Kyowa Kirin Co. Ltd.	16,614
9,159	Merck & Co., Inc.	938,614
378	Merck KGaA	66,212
5,147	Novartis AG	502,390
11,392	Novo Nordisk AS Class B	1,163,859
3,015	Ono Pharmaceutical Co. Ltd.	55,548
6,750	Orion OYJ Class B	267,786
2,552	Otsuka Holdings Co. Ltd.	98,445
13,429	Pfizer, Inc.	409,182
1,763	Recordati Industria Chimica e Farmaceutica SpA	84,907
2,592	Roche Holding AG	703,337
8,076	Royalty Pharma PLC Class A	218,617
1,029	Sandoz Group AG*	29,388
3,869	Sanofi SA	360,842
615	Shionogi & Co. Ltd.	28,998
8,514	Takeda Pharmaceutical Co. Ltd.	241,354
37,268	Teva Pharmaceutical Industries Ltd.*	365,972
1,681	UCB SA	124,326
50,727	Viatris, Inc.	465,674

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,985	Zoetis, Inc.	$ 350,690

		11,951,306

Professional Services – 0.1%
892	Adecco Group AG	43,022
475	Automatic Data Processing, Inc.	109,212
5,144	BayCurrent Consulting, Inc.	172,615
1,337	Booz Allen Hamilton Holding Corp.	167,299
362	Broadridge Financial Solutions, Inc.	70,163
1,794	Bureau Veritas SA	43,434
1,749	Computershare Ltd.	27,280
72	Equifax, Inc.	15,675
6,012	Experian PLC	221,023
642	Intertek Group PLC	32,371
406	Jacobs Solutions, Inc.	51,635
2,349	Leidos Holdings, Inc.	252,095
1,332	Paychex, Inc.	162,464
68	Paycom Software, Inc.	12,353
155,280	Persol Holdings Co. Ltd.	267,992
5,029	Randstad NV	299,201
10,248	Recruit Holdings Co. Ltd.	378,709
9,597	RELX PLC	369,319
5,352	Robert Half, Inc.	438,757
3,266	SGS SA	277,946
3,721	SS&C Technologies Holdings, Inc.	209,343
364	Teleperformance SE	51,082
350	Thomson Reuters Corp.	48,899
726	Verisk Analytics, Inc.	175,278
2,085	Wolters Kluwer NV	287,194

		4,184,361

Real Estate Management & Development – 0.1%
1,379	CBRE Group, Inc. Class A*	108,886
4,947	City Developments Ltd.	23,139
6,574	CK Asset Holdings Ltd.	31,130
1,042	CoStar Group, Inc.*	86,528
972	Daito Trust Construction Co. Ltd.	107,071
2,406	Daiwa House Industry Co. Ltd.	68,365
398	FirstService Corp.	62,456
22,535	Henderson Land Development Co. Ltd.	61,168
31,386	Hongkong Land Holdings Ltd.	101,091
11,490	Hulic Co. Ltd.	114,102
2,490	Mitsubishi Estate Co. Ltd.	33,661
1,295	Mitsui Fudosan Co. Ltd.	30,442
124,134	New World Development Co. Ltd.	184,714
799	Nomura Real Estate Holdings, Inc.	19,485
62,041	Sino Land Co. Ltd.	62,431
6,090	Sun Hung Kai Properties Ltd.	59,710
8,133	Swire Pacific Ltd. Class A	52,708
474	Swiss Prime Site AG	47,663
21,012	UOL Group Ltd.	92,644

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – (continued)
7,440	Wharf Real Estate Investment Co. Ltd.	$ 23,449
1,801	Zillow Group, Inc. Class C*	73,733

		1,444,576

Residential REITs – 0.0%
1,748	American Homes 4 Rent Class A	63,400
321	AvalonBay Communities, Inc.	55,514
1,094	Camden Property Trust	98,744
401	Canadian Apartment Properties REIT	13,662
705	Equity LifeStyle Properties, Inc.	50,126
841	Equity Residential	47,802
227	Essex Property Trust, Inc.	48,455
1,436	Invitation Homes, Inc.	47,905
335	Mid-America Apartment Communities, Inc.	41,701
764	Sun Communities, Inc.	98,816
1,241	UDR, Inc.	41,449

		607,574

Retail REITs – 0.0%
16,556	CapitaLand Integrated Commercial Trust	22,520
46	Japan Metropolitan Fund Invest	30,611
3,816	Kimco Realty Corp.	73,725
2,526	Klepierre SA	63,588
3,020	Link REIT	14,915
1,481	Realty Income Corp.	79,915
808	Regency Centers Corp.	50,726
16,689	Scentre Group	29,185
1,024	Simon Property Group, Inc.	127,887
268	Unibail-Rodamco-Westfield*	17,076
24,768	Vicinity Ltd.	30,998

		541,146

Semiconductors & Semiconductor Equipment – 0.5%
3,365	Advanced Micro Devices, Inc.*	407,704
8,856	Advantest Corp.	275,175
1,879	Analog Devices, Inc.	344,571
5,021	Applied Materials, Inc.	752,045
149	ASM International NV	76,528
933	ASML Holding NV	635,864
999	BE Semiconductor Industries NV	140,247
1,482	Broadcom, Inc.	1,371,932
404	Disco Corp.	87,650
868	Enphase Energy, Inc.*	87,685
231	Entegris, Inc.	24,116
487	First Solar, Inc.*	76,839
2,170	Infineon Technologies AG	83,729
6,852	Intel Corp.	306,284
823	KLA Corp.	448,222
799	Lam Research Corp.	572,020
4,989	Lattice Semiconductor Corp.*	292,106
1,348	Marvell Technology, Inc.	75,124

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
4,515	Microchip Technology, Inc.	$ 376,732
2,701	Micron Technology, Inc.	205,600
404	Monolithic Power Systems, Inc.	221,683
8,750	NVIDIA Corp.	4,092,375
1,326	NXP Semiconductors NV	270,610
5,347	ON Semiconductor Corp.*	381,402
4,265	Qorvo, Inc.*	411,573
4,866	QUALCOMM, Inc.	627,957
7,939	Renesas Electronics Corp.*	138,368
4,605	Skyworks Solutions, Inc.	446,363
129	SolarEdge Technologies, Inc.*	10,240
1,657	STMicroelectronics NV	78,657
3,036	SUMCO Corp.	45,424
2,353	Teradyne, Inc.	217,017
3,481	Texas Instruments, Inc.	531,584
1,460	Tokyo Electron Ltd.	234,551
405	Wolfspeed, Inc.*	14,928

		14,362,905

Software – 0.8%
1,988	Adobe, Inc.*	1,214,688
282	ANSYS, Inc.*	82,728
986	Aspen Technology, Inc.*	185,624
1,903	Atlassian Corp. Class A*	363,378
1,370	Autodesk, Inc.*	299,249
1,872	Bentley Systems, Inc. Class B	97,456
217	Bill Holdings, Inc.*	14,207
2,856	Cadence Design Systems, Inc.*	780,459
504	Check Point Software Technologies Ltd.*	73,584
754	Confluent, Inc. Class A*	16,000
264	Constellation Software, Inc.	620,102
287	Crowdstrike Holdings, Inc. Class A*	68,016
1,730	Dassault Systemes SE	81,138
1,557	Datadog, Inc. Class A*	181,499
10,791	DocuSign, Inc.*	465,092
22,092	Dropbox, Inc. Class A*	622,553
1,448	Dynatrace, Inc.*	77,540
588	Fair Isaac Corp.*	639,509
6,284	Fortinet, Inc.*	330,287
10,260	Gen Digital, Inc.	226,541
784	HubSpot, Inc.*	387,241
984	Intuit, Inc.	562,317
2,310	Manhattan Associates, Inc.*	515,245
27,972	Microsoft Corp.	10,598,871
486	Monday.com Ltd.*	87,402
4,160	Nemetschek SE	363,178
797	Open Text Corp.	31,887
5,018	Oracle Corp.	560,131
9,079	Palantir Technologies, Inc. Class A*	182,034
1,143	Palo Alto Networks, Inc.*	337,288
1,171	PTC, Inc.*	184,269
529	Roper Technologies, Inc.	284,734

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
24,859	Sage Group PLC	$ 355,699
3,367	Salesforce, Inc.*	848,147
2,599	SAP SE	413,425
603	ServiceNow, Inc.*	413,501
1,706	Splunk, Inc.*	258,527
771	Synopsys, Inc.*	418,830
2,356	Trend Micro, Inc.	119,762
135	Tyler Technologies, Inc.*	55,193
1,472	UiPath, Inc. Class A*	29,087
623	Unity Software, Inc.*	18,385
1,138	WiseTech Global Ltd.	50,116
437	Workday, Inc. Class A*	118,305
1,863	Xero Ltd.*	127,018
4,475	Zoom Video Communications, Inc. Class A*	303,539
192	Zscaler, Inc.*	37,926

		24,101,707

Specialized REITs – 0.0%
333	American Tower Corp.	69,524
489	Crown Castle, Inc.	57,350
166	Digital Realty Trust, Inc.	23,038
192	Equinix, Inc.	156,482
191	Extra Space Storage, Inc.	24,862
1,550	Gaming & Leisure Properties, Inc.	72,432
2,073	Iron Mountain, Inc.	132,983
209	Public Storage	54,081
147	SBA Communications Corp.	36,303
2,933	VICI Properties, Inc.	87,667
1,404	Weyerhaeuser Co.	44,015

		758,737

Specialty Retail – 0.3%
291	AutoZone, Inc.*	759,490
3,085	Avolta AG*	107,772
11,869	Bath & Body Works, Inc.	387,167
8,630	Best Buy Co., Inc.	612,212
1,696	Burlington Stores, Inc.*	287,625
2,144	CarMax, Inc.*	137,087
10,787	Chewy, Inc. Class A*	187,910
3,723	Dick’s Sporting Goods, Inc.	484,362
448	Fast Retailing Co. Ltd.	113,813
17,080	H & M Hennes & Mauritz AB Class B	273,559
4,472	Home Depot, Inc.	1,401,927
8,387	Industria de Diseno Textil SA	346,090
185,649	JD Sports Fashion PLC	369,524
25,178	Kingfisher PLC	69,889
3,804	Lowe’s Cos., Inc.	756,349
396	Nitori Holdings Co. Ltd.	45,380
686	O’Reilly Automotive, Inc.*	673,913
1,622	Ross Stores, Inc.	211,476
7,468	TJX Cos., Inc.	658,005
1,832	Tractor Supply Co.	371,914
1,396	Ulta Beauty, Inc.*	594,682

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
1,631	USS Co. Ltd.	$ 31,893
7,703	Zalando SE*(a)	183,656
17,358	ZOZO, Inc.	366,423

		9,432,118

Technology Hardware, Storage & Peripherals – 0.5%
62,227	Apple, Inc.	11,820,019
4,598	Brother Industries Ltd.	77,631
3,765	Canon, Inc.	97,004
3,424	Dell Technologies, Inc. Class C	259,779
496	FUJIFILM Holdings Corp.	29,046
22,000	Hewlett Packard Enterprise Co.	372,020
7,174	HP, Inc.	210,485
1,860	Logitech International SA	162,601
2,638	NetApp, Inc.	241,087
10,223	Ricoh Co. Ltd.	83,537
627	Seagate Technology Holdings PLC	49,596
3,609	Seiko Epson Corp.	53,603
522	Super Micro Computer, Inc.*	142,751
814	Western Digital Corp.*	39,324

		13,638,483

Textiles, Apparel & Luxury Goods – 0.2%
1,460	Adidas AG	305,627
12,025	Burberry Group PLC	222,764
845	Cie Financiere Richemont SA Class A	105,684
886	Deckers Outdoor Corp.*	588,278
212	Hermes International SCA	439,373
231	Kering SA	99,369
1,197	Lululemon Athletica, Inc.*	534,820
741	LVMH Moet Hennessy Louis Vuitton SE	567,072
3,673	Moncler SpA	203,534
5,085	NIKE, Inc. Class B	560,723
2,718	Pandora AS	366,924
3,754	Puma SE	242,454
2,227	Swatch Group AG	182,634
2,803	VF Corp.	46,894

		4,466,150

Tobacco – 0.0%
6,604	Altria Group, Inc.	277,632
8,093	British American Tobacco PLC	257,519
4,561	Imperial Brands PLC	106,631
6,147	Japan Tobacco, Inc.	158,069
4,686	Philip Morris International, Inc.	437,485

		1,237,336

Trading Companies & Distributors – 0.1%
1,537	AerCap Holdings NV*	104,854
916	Ashtead Group PLC	55,349
1,021	Brenntag SE	88,330
3,885	Bunzl PLC	147,481
9,452	Fastenal Co.	566,836

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
2,776	Ferguson PLC	$ 475,640
96	IMCD NV	14,816
5,486	ITOCHU Corp.	213,281
23,125	Marubeni Corp.	361,395
6,028	Mitsubishi Corp.	281,075
7,370	Mitsui & Co. Ltd.	268,762
21,522	MonotaRO Co. Ltd.	216,320
4,061	Reece Ltd.	51,805
6,369	Sumitomo Corp.	133,535
542	Toromont Industries Ltd.	43,737
1,301	Toyota Tsusho Corp.	72,095
285	United Rentals, Inc.	135,666
556	Watsco, Inc.	212,520
848	WW Grainger, Inc.	666,689

		4,110,186

Transportation Infrastructure – 0.0%
432	Aena SME SA(a)	74,294
3,912	Getlink SE	71,484
11,583	Transurban Group	98,965

		244,743

Water Utilities – 0.0%
521	American Water Works Co., Inc.	68,688
1,536	Essential Utilities, Inc.	54,697
1,516	Severn Trent PLC	49,780
3,834	United Utilities Group PLC	52,832

		225,997

Wireless Telecommunication Services – 0.0%
6,282	KDDI Corp.	196,237
799	Rogers Communications, Inc. Class B	34,405
9,217	SoftBank Corp.	112,013
2,381	SoftBank Group Corp.	96,482
3,653	Tele2 AB Class B	28,680
1,228	T-Mobile U.S., Inc.	184,753
248,392	Vodafone Group PLC	223,346

		875,916

TOTAL COMMON STOCKS (Cost $204,840,979)		$ 279,020,240

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
2,057	9.793%	$ 195,475
Volkswagen AG
246	26.147	28,554

		224,029

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Household Products – 0.0%
Henkel AG & Co. KGaA
1,505	2.565%	$ 118,399

TOTAL PREFERRED STOCKS (Cost $358,748)		$ 342,428

Units	Expiration Date	Value

Warrants*(b) – 0.0%
Constellation Software, Inc.
264	03/31/40	$ —
(Cost $—)

Shares	Description	Value

Exchange Traded Funds – 80.1%
1,203,579	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 35,878,690
8,704,547	Goldman Sachs MarketBeta International Equity ETF(c)	446,197,690
8,365,463	Goldman Sachs MarketBeta U.S. Equity ETF(c)	524,598,185
2,309,371	iShares Core MSCI EAFE ETF	155,998,011
6,939,603	iShares Core MSCI Emerging Markets ETF	344,551,289
2,915	iShares MSCI Canada ETF	101,967
14,830	iShares MSCI EAFE ETF	1,073,988
2,342,573	iShares MSCI EAFE Small-Cap ETF	137,181,075
1,734,662	Vanguard S&P 500 ETF	727,517,243

TOTAL EXCHANGE TRADED FUNDS (Cost $2,015,700,865)		$2,373,098,138

Shares	Dividend Rate	Value

Investment Company(c) – 5.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
175,888,942	5.260%	$ 175,888,942
(Cost $175,888,942)

TOTAL INVESTMENTS – 95.4% (Cost $2,396,789,534)		$2,828,349,748

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		135,196,112

NET ASSETS – 100.0%		$2,963,545,860

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated fund.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	2,090,000	USD	1,327,909	12/20/23	$53,999
	CAD	40,400,000	USD	29,640,289	12/20/23	142,510
	CHF	1,490,000	USD	1,646,420	12/20/23	59,108
	DKK	5,170,000	USD	734,800	12/20/23	20,949
	EUR	4,600,000	USD	4,874,400	12/20/23	137,402
	GBP	1,895,000	USD	2,324,119	12/20/23	68,670
	HKD	260,000	USD	33,262	12/20/23	25
	ILS	280,000	USD	69,852	12/20/23	5,256
	JPY	521,000,000	USD	3,479,362	12/20/23	46,514
	NOK	1,700,000	USD	154,960	12/20/23	2,258
	NZD	30,000	USD	17,481	12/20/23	995
	SEK	7,725,000	USD	693,489	12/20/23	42,732
	SGD	300,000	USD	221,544	12/20/23	2,941
	USD	40,973	HKD	320,000	12/20/23	4
	USD	116,730,982	JPY	16,947,000,000	12/20/23	2,041,884
	USD	3,401,555	NOK	36,400,000	12/20/23	35,261

TOTAL						$2,660,508

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	3,790,000	USD	2,807,859	12/20/23	$(13,879)
	HKD	2,400,000	USD	307,331	12/20/23	(65)
	USD	36,706,300	AUD	57,240,000	12/20/23	(1,140,783)
	USD	51,393,978	CHF	45,350,000	12/20/23	(515,891)
	USD	17,646,918	DKK	122,170,000	12/20/23	(211,872)
	USD	173,140,244	EUR	160,680,000	12/20/23	(1,924,178)
	USD	77,208,012	GBP	61,855,000	12/20/23	(895,409)
	USD	10,994,148	HKD	85,920,000	12/20/23	(5,964)
	USD	1,975,522	ILS	7,520,000	12/20/23	(41,648)
	USD	4,807,458	JPY	711,000,000	12/20/23	(4,246)
	USD	206,325	NOK	2,250,000	12/20/23	(1,757)
	USD	984,127	NZD	1,670,000	12/20/23	(44,355)
	USD	16,438,986	SEK	181,350,000	12/20/23	(844,320)
	USD	6,439,770	SGD	8,740,000	12/20/23	(100,226)

TOTAL						$(5,744,593)

FUTURES CONTRACTS — At November 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2,615	12/15/23	$236,945,150	$(6,482,544)
S&P 500 E-Mini Index	750	12/15/23	171,628,125	3,280,011
S&P Toronto Stock Exchange 60 Index	420	12/14/23	75,516,121	588,005

TOTAL FUTURES CONTRACTS				$(2,614,528)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	13.209%	03/20/2024	3,247,000	$3,247,000	$21,906	$36,756	$(14,850)
Call CHF/Put NOK	MS & Co. Int. PLC	13.603	06/19/2024	2,626,000	2,626,000	26,260	38,842	(12,582)
Call CHF/Put NOK	MS & Co. Int. PLC	13.974	09/18/2024	2,258,000	2,258,000	28,482	40,093	(11,611)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call CHF/Put NOK	MS & Co. Int. PLC	14.338%	12/18/2024	2,005,000	$2,005,000	$29,323	$39,730	$(10,407)
Call CHF/Put NOK	MS & Co. Int. PLC	13.316	06/19/2024	5,834,000	5,834,000	82,750	81,898	852
Call CHF/Put NOK	MS & Co. Int. PLC	13.680	09/18/2024	4,899,000	4,899,000	81,085	82,950	(1,865)
Call CHF/Put NOK	MS & Co. Int. PLC	14.027	12/18/2024	4,295,000	4,295,000	79,382	81,551	(2,169)
Call CHF/Put NOK	MS & Co. Int. PLC	14.351	03/19/2025	3,894,000	3,894,000	78,036	80,630	(2,594)
Call CHF/Put SEK	MS & Co. Int. PLC	13.018	03/20/2024	3,783,000	3,783,000	10,385	40,208	(29,823)
Call CHF/Put SEK	MS & Co. Int. PLC	13.340	06/19/2024	3,072,000	3,072,000	15,527	41,597	(26,070)
Call CHF/Put SEK	MS & Co. Int. PLC	13.629	09/18/2024	2,656,000	2,656,000	18,653	42,495	(23,842)
Call CHF/Put SEK	MS & Co. Int. PLC	13.914	12/18/2024	2,364,000	2,364,000	20,557	41,465	(20,908)
Call CHF/Put SEK	MS & Co. Int. PLC	12.812	06/19/2024	6,819,000	6,819,000	76,436	76,601	(165)
Call CHF/Put SEK	MS & Co. Int. PLC	13.099	09/18/2024	5,736,000	5,736,000	74,417	77,418	(3,001)
Call CHF/Put SEK	MS & Co. Int. PLC	13.373	12/18/2024	5,027,000	5,027,000	73,209	77,505	(4,296)
Call CHF/Put SEK	MS & Co. Int. PLC	13.620	03/19/2025	4,557,000	4,557,000	72,302	75,970	(3,668)
Call JPY/Put KRW	MS & Co. Int. PLC	9.645	06/19/2024	500,728,000	500,728,000	32,483	34,991	(2,508)
Call JPY/Put KRW	MS & Co. Int. PLC	9.915	09/13/2024	421,929,000	421,929,000	32,722	34,290	(1,568)
Call JPY/Put KRW	MS & Co. Int. PLC	10.187	12/18/2024	366,013,000	366,013,000	32,802	33,815	(1,013)
Call JPY/Put KRW	MS & Co. Int. PLC	10.443	03/19/2025	329,211,000	329,211,000	31,809	33,144	(1,335)
Call JPY/Put KRW	MS & Co. Int. PLC	9.870	03/19/2024	278,244,000	278,244,000	3,898	16,981	(13,083)
Call JPY/Put KRW	MS & Co. Int. PLC	10.182	06/19/2024	222,951,000	222,951,000	6,579	17,611	(11,032)
Call JPY/Put KRW	MS & Co. Int. PLC	10.458	09/13/2024	192,722,000	192,722,000	8,093	17,527	(9,434)
Call JPY/Put KRW	MS & Co. Int. PLC	10.746	12/18/2024	169,714,000	169,714,000	9,118	17,553	(8,435)
Call USD/Put CAD	MS & Co. Int. PLC	1.413	03/20/2024	6,965,000	6,965,000	13,624	36,184	(22,560)
Call USD/Put CAD	MS & Co. Int. PLC	1.430	06/18/2024	5,490,000	5,490,000	18,040	37,063	(19,023)
Call USD/Put CAD	MS & Co. Int. PLC	1.446	09/18/2024	4,662,000	4,662,000	20,485	37,608	(17,123)
Call USD/Put CAD	MS & Co. Int. PLC	1.462	12/18/2024	4,098,000	4,098,000	21,531	36,456	(14,925)
Call USD/Put CAD	MS & Co. Int. PLC	1.428	06/18/2024	13,306,000	13,306,000	45,999	76,749	(30,750)
Call USD/Put CAD	MS & Co. Int. PLC	1.441	09/18/2024	11,028,000	11,028,000	52,273	76,600	(24,327)
Call USD/Put CAD	MS & Co. Int. PLC	1.455	12/18/2024	9,427,000	9,427,000	53,885	75,812	(21,927)
Call USD/Put CAD	MS & Co. Int. PLC	1.465	03/19/2025	8,630,000	8,630,000	56,794	76,703	(19,909)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.420	03/20/2024	1,278,000	1,278,000	3,059	17,971	(14,912)
Call USD/Put CLP	MS & Co. Int. PLC	1,099.850	06/18/2024	1,090,000	1,090,000	5,474	18,989	(13,515)
Call USD/Put CLP	MS & Co. Int. PLC	1,127.970	09/17/2024	977,000	977,000	7,193	19,672	(12,479)
Call USD/Put CLP	MS & Co. Int. PLC	1,154.490	12/18/2024	896,000	896,000	8,531	20,257	(11,726)
Call USD/Put CLP	MS & Co. Int. PLC	1,005.760	06/18/2024	2,321,000	2,321,000	28,701	36,372	(7,671)
Call USD/Put CLP	MS & Co. Int. PLC	1,035.290	09/17/2024	2,030,000	2,030,000	29,928	36,788	(6,860)
Call USD/Put CLP	MS & Co. Int. PLC	1,062.540	12/18/2024	1,833,000	1,833,000	30,849	38,174	(7,325)
Call USD/Put CLP	MS & Co. Int. PLC	1,089.090	03/19/2025	1,681,000	1,681,000	31,245	36,950	(5,705)
Call USD/Put KRW	MS & Co. Int. PLC	1,361.910	06/18/2024	3,968,000	3,968,000	34,847	34,859	(12)
Call USD/Put KRW	MS & Co. Int. PLC	1,377.220	09/13/2024	3,386,000	3,386,000	35,245	35,299	(54)
Call USD/Put KRW	MS & Co. Int. PLC	1,394.460	12/18/2024	2,952,000	2,952,000	34,978	34,996	(18)
Call USD/Put KRW	MS & Co. Int. PLC	1,408.090	03/19/2025	2,688,000	2,688,000	34,815	35,374	(559)
Call USD/Put KRW	MS & Co. Int. PLC	1,422.910	03/20/2024	2,220,000	2,220,000	2,815	16,717	(13,902)
Call USD/Put KRW	MS & Co. Int. PLC	1,441.840	06/18/2024	1,795,000	1,795,000	5,365	17,196	(11,831)
Call USD/Put KRW	MS & Co. Int. PLC	1,456.720	09/13/2024	1,565,000	1,565,000	7,197	17,325	(10,128)
Call USD/Put KRW	MS & Co. Int. PLC	1,474.710	12/18/2024	1,379,000	1,379,000	8,373	16,824	(8,451)
Call USD/Put MXN	MS & Co. Int. PLC	20.354	03/20/2024	2,806,000	2,806,000	7,921	35,401	(27,480)
Call USD/Put MXN	MS & Co. Int. PLC	21.228	06/18/2024	2,354,000	2,354,000	13,307	35,748	(22,441)
Call USD/Put MXN	MS & Co. Int. PLC	22.007	09/18/2024	2,109,000	2,109,000	17,309	36,452	(19,143)
Call USD/Put MXN	MS & Co. Int. PLC	22.858	12/18/2024	1,899,000	1,899,000	20,034	36,294	(16,260)
Call USD/Put MXN	MS & Co. Int. PLC	19.708	06/18/2024	5,428,000	5,428,000	68,670	70,721	(2,051)
Call USD/Put MXN	MS & Co. Int. PLC	20.472	09/18/2024	4,681,000	4,681,000	71,395	73,356	(1,961)
Call USD/Put MXN	MS & Co. Int. PLC	21.290	12/18/2024	4,099,000	4,099,000	71,839	75,868	(4,029)
Call USD/Put MXN	MS & Co. Int. PLC	21.999	03/19/2025	3,763,000	3,763,000	72,148	75,915	(3,767)
Call USD/Put NOK	MS & Co. Int. PLC	11.822	03/20/2024	1,758,000	1,758,000	6,749	18,716	(11,967)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call USD/Put NOK	MS & Co. Int. PLC	12.099%	06/18/2024	1,415,000	$1,415,000	$9,247	$19,610	$(10,363)
Call USD/Put NOK	MS & Co. Int. PLC	12.353	09/18/2024	1,219,000	1,219,000	10,652	19,695	(9,043)
Call USD/Put NOK	MS & Co. Int. PLC	12.604	12/18/2024	1,085,000	1,085,000	11,487	19,249	(7,762)
Call USD/Put SEK	MS & Co. Int. PLC	11.214	06/18/2024	3,500,000	3,500,000	35,098	34,783	315
Call USD/Put SEK	MS & Co. Int. PLC	11.398	09/18/2024	2,958,000	2,958,000	34,910	34,863	47
Call USD/Put SEK	MS & Co. Int. PLC	11.584	12/18/2024	2,582,000	2,582,000	33,977	33,832	145
Call USD/Put SEK	MS & Co. Int. PLC	11.726	03/19/2025	2,358,000	2,358,000	33,311	33,337	(26)

				2,684,263,000	$2,684,263,000	$2,055,514	$2,702,399	$(646,885)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	87.542	06/19/2024	9,788,000	9,788,000	52,717	74,251	(21,534)
Put AUD/Call JPY	MS & Co. Int. PLC	85.094	09/18/2024	8,023,000	8,023,000	56,166	73,749	(17,583)
Put AUD/Call JPY	MS & Co. Int. PLC	82.850	12/18/2024	6,870,000	6,870,000	57,686	71,979	(14,293)
Put AUD/Call JPY	MS & Co. Int. PLC	80.965	03/19/2025	6,230,000	6,230,000	59,133	72,667	(13,534)
Put AUD/Call JPY	MS & Co. Int. PLC	86.614	03/19/2024	5,256,000	5,256,000	7,647	34,288	(26,641)
Put AUD/Call JPY	MS & Co. Int. PLC	83.937	06/19/2024	4,097,000	4,097,000	12,379	35,254	(22,875)
Put AUD/Call JPY	MS & Co. Int. PLC	81.621	09/18/2024	3,462,000	3,462,000	15,361	35,541	(20,180)
Put AUD/Call JPY	MS & Co. Int. PLC	79.618	12/18/2024	3,068,000	3,068,000	17,774	35,557	(17,783)
Put AUD/Call USD	MS & Co. Int. PLC	0.617	06/18/2024	8,364,000	8,364,000	40,294	53,851	(13,557)
Put AUD/Call USD	MS & Co. Int. PLC	0.609	09/18/2024	6,886,000	6,886,000	42,797	54,268	(11,471)
Put AUD/Call USD	MS & Co. Int. PLC	0.601	12/18/2024	5,905,000	5,905,000	44,222	53,525	(9,303)
Put AUD/Call USD	MS & Co. Int. PLC	0.595	03/19/2025	5,355,000	5,355,000	45,913	54,157	(8,244)
Put AUD/Call USD	MS & Co. Int. PLC	0.600	03/20/2024	4,607,000	4,607,000	4,703	26,917	(22,214)
Put AUD/Call USD	MS & Co. Int. PLC	0.592	06/18/2024	3,616,000	3,616,000	8,286	27,502	(19,216)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	09/18/2024	3,048,000	3,048,000	10,672	27,779	(17,107)
Put AUD/Call USD	MS & Co. Int. PLC	0.578	12/18/2024	2,669,000	2,669,000	12,512	27,502	(14,990)
Put CAD/Call JPY	MS & Co. Int. PLC	100.705	03/19/2024	3,925,000	3,925,000	11,541	26,374	(14,833)
Put CAD/Call JPY	MS & Co. Int. PLC	97.663	06/19/2024	3,095,000	3,095,000	14,926	27,601	(12,675)
Put CAD/Call JPY	MS & Co. Int. PLC	95.027	09/18/2024	2,633,000	2,633,000	16,289	28,397	(12,108)
Put CAD/Call JPY	MS & Co. Int. PLC	92.677	12/18/2024	2,337,000	2,337,000	17,476	27,914	(10,438)
Put CAD/Call JPY	MS & Co. Int. PLC	98.006	06/19/2024	7,530,000	7,530,000	38,539	55,355	(16,816)
Put CAD/Call JPY	MS & Co. Int. PLC	95.434	09/18/2024	6,197,000	6,197,000	40,631	55,141	(14,510)
Put CAD/Call JPY	MS & Co. Int. PLC	93.100	12/18/2024	5,316,000	5,316,000	41,887	53,320	(11,433)
Put CAD/Call JPY	MS & Co. Int. PLC	91.166	03/19/2025	4,835,000	4,835,000	43,338	54,282	(10,944)
Put NZD/Call JPY	MS & Co. Int. PLC	80.300	06/19/2024	7,671,000	7,671,000	32,486	54,215	(21,729)
Put NZD/Call JPY	MS & Co. Int. PLC	77.954	09/18/2024	6,347,000	6,347,000	36,118	54,306	(18,188)
Put NZD/Call JPY	MS & Co. Int. PLC	75.859	12/18/2024	5,477,000	5,477,000	38,227	52,894	(14,667)
Put NZD/Call JPY	MS & Co. Int. PLC	74.113	03/19/2025	4,993,000	4,993,000	40,349	53,658	(13,309)
Put NZD/Call JPY	MS & Co. Int. PLC	80.240	03/19/2024	4,011,000	4,011,000	4,928	23,513	(18,585)
Put NZD/Call JPY	MS & Co. Int. PLC	77.518	06/19/2024	3,169,000	3,169,000	8,300	24,333	(16,033)
Put NZD/Call JPY	MS & Co. Int. PLC	75.167	09/18/2024	2,700,000	2,700,000	10,317	24,554	(14,237)
Put NZD/Call JPY	MS & Co. Int. PLC	73.135	12/18/2024	2,416,000	2,416,000	11,974	24,849	(12,875)
Put NZD/Call USD	MS & Co. Int. PLC	0.565	06/18/2024	9,149,000	9,149,000	32,164	55,084	(22,920)
Put NZD/Call USD	MS & Co. Int. PLC	0.556	09/18/2024	7,512,000	7,512,000	35,592	55,342	(19,750)
Put NZD/Call USD	MS & Co. Int. PLC	0.549	12/18/2024	6,445,000	6,445,000	37,938	54,793	(16,855)
Put NZD/Call USD	MS & Co. Int. PLC	0.544	03/19/2025	5,856,000	5,856,000	40,717	55,260	(14,543)
Put NZD/Call USD	MS & Co. Int. PLC	0.555	03/20/2024	4,984,000	4,984,000	4,002	26,454	(22,452)
Put NZD/Call USD	MS & Co. Int. PLC	0.546	06/18/2024	3,908,000	3,908,000	7,318	27,035	(19,717)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	09/18/2024	3,288,000	3,288,000	9,478	26,953	(17,475)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	MS & Co. Int. PLC	0.530%	12/18/2024	2,888,000	$2,888,000	$11,087	$26,638	$(15,551)

				203,926,000	$203,926,000	$1,073,884	$1,727,052	$(653,168)

Total purchased option contracts				2,888,189,000	$2,888,189,000	$3,129,398	$4,429,451	$(1,300,053)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description		Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index		$4,200.000	12/15/2023	(35)	$(14,700,000)	$(74,709)	$(13,010)	$(61,699)
Euro Stoxx 50 Index		4,250.000	12/15/2023	(42)	(17,850,000)	(68,210)	(15,647)	(52,563)
Euro Stoxx 50 Index		4,275.000	12/15/2023	(31)	(13,252,500)	(42,753)	(18,831)	(23,922)
Euro Stoxx 50 Index		4,300.000	12/15/2023	(26)	(11,180,000)	(29,744)	(9,577)	(20,167)
Euro Stoxx 50 Index		4,325.000	12/15/2023	(15)	(6,487,500)	(13,829)	(2,964)	(10,865)
Euro Stoxx 50 Index		4,350.000	12/15/2023	(62)	(26,970,000)	(44,474)	(28,341)	(16,133)
Euro Stoxx 50 Index		4,400.000	12/15/2023	(11)	(4,840,000)	(4,191)	(5,037)	846
Euro Stoxx 50 Index		4,250.000	01/19/2024	(13)	(5,525,000)	(26,292)	(6,344)	(19,948)
Euro Stoxx 50 Index		4,300.000	01/19/2024	(7)	(3,010,000)	(11,147)	(3,349)	(7,798)
Euro Stoxx 50 Index		4,350.000	01/19/2024	(22)	(9,570,000)	(26,437)	(10,753)	(15,684)
Euro Stoxx 50 Index		4,375.000	01/19/2024	(32)	(14,000,000)	(32,812)	(10,122)	(22,690)
Euro Stoxx 50 Index		4,450.000	01/19/2024	(41)	(18,245,000)	(23,921)	(20,809)	(3,112)
Euro Stoxx 50 Index		4,500.000	01/19/2024	(38)	(17,100,000)	(13,981)	(13,964)	(17)
Euro Stoxx 50 Index		4,550.000	02/16/2024	(7)	(3,185,000)	(3,071)	(3,038)	(33)
FTSE 100 Index		7,550.000	12/15/2023	(9)	(6,795,000)	(3,011)	(6,337)	3,326
FTSE 100 Index		7,600.000	12/15/2023	(10)	(7,600,000)	(2,020)	(4,168)	2,148
FTSE 100 Index		7,725.000	12/15/2023	(7)	(5,407,500)	(353)	(6,251)	5,898
FTSE 100 Index		7,750.000	12/15/2023	(9)	(6,975,000)	(341)	(5,295)	4,954
FTSE 100 Index		7,900.000	12/15/2023	(14)	(11,060,000)	(177)	(11,605)	11,428
FTSE 100 Index		7,975.000	12/15/2023	(2)	(1,595,000)	(13)	(1,013)	1,000
FTSE 100 Index		7,625.000	01/19/2024	(10)	(7,625,000)	(6,312)	(11,110)	4,798
FTSE 100 Index		7,650.000	01/19/2024	(3)	(2,295,000)	(1,610)	(2,486)	876
FTSE 100 Index		7,675.000	01/19/2024	(22)	(16,885,000)	(9,999)	(13,122)	3,123
FTSE 100 Index		7,825.000	01/19/2024	(1)	(782,500)	(164)	(783)	619
FTSE 100 Index		7,750.000	02/16/2024	(2)	(1,550,000)	(1,225)	(1,573)	348
Nikkei 225 Index		32,000.000	12/08/2023	(7)	(22,400,000)	(71,766)	(23,524)	(48,242)
Nikkei 225 Index		32,500.000	12/08/2023	(3)	(9,750,000)	(21,246)	(5,054)	(16,192)
Nikkei 225 Index		33,125.000	12/08/2023	(1)	(3,312,500)	(3,305)	(2,669)	(636)
Nikkei 225 Index		33,375.000	12/08/2023	(11)	(36,712,500)	(26,339)	(23,913)	(2,426)
Nikkei 225 Index		33,625.000	12/08/2023	(4)	(13,450,000)	(5,936)	(9,203)	3,267
Nikkei 225 Index		34,125.000	12/08/2023	(1)	(3,412,500)	(492)	(4,259)	3,767
Nikkei 225 Index		34,500.000	12/08/2023	(3)	(10,350,000)	(506)	(4,932)	4,426
Nikkei 225 Index		32,875.000	01/12/2024	(5)	(16,437,500)	(33,893)	(11,561)	(22,332)
Nikkei 225 Index		33,625.000	01/12/2024	(6)	(20,175,000)	(23,068)	(18,830)	(4,238)
Nikkei 225 Index		33,750.000	01/12/2024	(4)	(13,500,000)	(13,760)	(9,216)	(4,544)
Nikkei 225 Index		35,000.000	01/12/2024	(6)	(21,000,000)	(6,273)	(11,110)	4,837
Nikkei 225 Index		35,250.000	02/09/2024	(1)	(3,525,000)	(1,855)	(2,627)	772
S&P 500 Index		4,475.000	12/06/2023	(31)	(13,872,500)	(297,290)	(60,292)	(236,998)
S&P 500 Index		4,600.000	12/13/2023	(30)	(13,800,000)	(76,198)	(73,854)	(2,345)
S&P 500 Index		4,630.000	12/20/2023	(29)	(13,427,000)	(64,960)	(73,426)	8,466

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$4,650.000	12/27/2023	(29)	$(13,485,000)	$(63,945)	$(64,490)	$545
S&P 500 Index	4,345.000	12/29/2023	(9)	(3,910,500)	(223,560)	(47,333)	(176,227)
S&P 500 Index	4,420.000	12/29/2023	(8)	(3,536,000)	(143,280)	(29,594)	(113,686)
S&P 500 Index	4,445.000	12/29/2023	(1)	(444,500)	(15,720)	(5,689)	(10,031)
S&P 500 Index	4,510.000	12/29/2023	(7)	(3,157,000)	(72,905)	(22,376)	(50,529)
S&P 500 Index	4,550.000	12/29/2023	(3)	(1,365,000)	(22,650)	(14,308)	(8,342)
S&P 500 Index	4,555.000	12/29/2023	(6)	(2,733,000)	(43,440)	(22,958)	(20,482)
S&P 500 Index	4,620.000	12/29/2023	(5)	(2,310,000)	(18,575)	(16,970)	(1,605)
S&P 500 Index	4,640.000	12/29/2023	(23)	(10,672,000)	(51,356)	(51,356)	—
S&P 500 Index	4,645.000	12/29/2023	(23)	(10,683,500)	(48,081)	(48,081)	—
S&P 500 Index	4,650.000	12/29/2023	(26)	(12,090,000)	(66,560)	(53,327)	(13,233)
S&P 500 Index	4,655.000	12/29/2023	(24)	(11,172,000)	(57,600)	(44,291)	(13,309)
S&P 500 Index	4,660.000	12/29/2023	(23)	(10,718,000)	(38,982)	(38,982)	—
S&P 500 Index	4,565.000	01/31/2024	(2)	(913,000)	(21,750)	(8,258)	(13,492)
S&P 500 Index	4,675.000	01/31/2024	(4)	(1,870,000)	(20,220)	(17,917)	(2,303)
S&P 500 Index	4,710.000	01/31/2024	(6)	(2,826,000)	(22,530)	(23,295)	765
S&P 500 Index	4,715.000	01/31/2024	(8)	(3,772,000)	(28,680)	(28,400)	(280)

			(820)	$(545,267,000)	$(2,047,517)	$(1,097,624)	$(949,894)

Puts
Euro Stoxx 50 Index	3,900.000	12/15/2023	(36)	(14,040,000)	(509)	(23,819)	23,310
Euro Stoxx 50 Index	3,925.000	12/15/2023	(42)	(16,485,000)	(640)	(35,090)	34,450
Euro Stoxx 50 Index	3,950.000	12/15/2023	(31)	(12,245,000)	(506)	(20,144)	19,638
Euro Stoxx 50 Index	4,025.000	12/15/2023	(19)	(7,647,500)	(414)	(11,925)	11,511
Euro Stoxx 50 Index	4,050.000	12/15/2023	(26)	(10,530,000)	(623)	(11,080)	10,457
Euro Stoxx 50 Index	4,075.000	12/15/2023	(50)	(20,375,000)	(1,361)	(37,859)	36,498
Euro Stoxx 50 Index	4,150.000	12/15/2023	(15)	(6,225,000)	(620)	(9,340)	8,720
Euro Stoxx 50 Index	4,225.000	12/15/2023	(4)	(1,690,000)	(292)	(950)	658
Euro Stoxx 50 Index	3,875.000	01/19/2024	(13)	(5,037,500)	(877)	(11,279)	10,402
Euro Stoxx 50 Index	3,900.000	01/19/2024	(7)	(2,730,000)	(511)	(7,049)	6,538
Euro Stoxx 50 Index	4,025.000	01/19/2024	(22)	(8,855,000)	(2,562)	(13,611)	11,049
Euro Stoxx 50 Index	4,125.000	01/19/2024	(32)	(13,200,000)	(5,817)	(25,685)	19,868
Euro Stoxx 50 Index	4,200.000	01/19/2024	(41)	(17,220,000)	(10,934)	(17,858)	6,924
Euro Stoxx 50 Index	4,275.000	01/19/2024	(38)	(16,245,000)	(15,180)	(16,950)	1,770
Euro Stoxx 50 Index	4,275.000	02/16/2024	(7)	(2,992,500)	(4,442)	(4,731)	289
FTSE 100 Index	7,150.000	12/15/2023	(8)	(5,720,000)	(657)	(9,399)	8,742
FTSE 100 Index	7,250.000	12/15/2023	(7)	(5,075,000)	(1,060)	(7,854)	6,794
FTSE 100 Index	7,275.000	12/15/2023	(6)	(4,365,000)	(1,061)	(5,131)	4,070
FTSE 100 Index	7,300.000	12/15/2023	(10)	(7,300,000)	(2,146)	(13,686)	11,540
FTSE 100 Index	7,325.000	12/15/2023	(4)	(2,930,000)	(1,035)	(1,340)	305
FTSE 100 Index	7,425.000	12/15/2023	(4)	(2,970,000)	(2,348)	(4,142)	1,794
FTSE 100 Index	7,475.000	12/15/2023	(10)	(7,475,000)	(8,648)	(10,761)	2,113
FTSE 100 Index	7,525.000	12/15/2023	(2)	(1,505,000)	(2,487)	(2,361)	(126)
FTSE 100 Index	7,100.000	01/19/2024	(3)	(2,130,000)	(909)	(4,177)	3,268
FTSE 100 Index	7,250.000	01/19/2024	(5)	(3,625,000)	(2,556)	(5,808)	3,252
FTSE 100 Index	7,275.000	01/19/2024	(19)	(13,822,500)	(10,674)	(18,069)	7,395
FTSE 100 Index	7,375.000	01/19/2024	(9)	(6,637,500)	(7,499)	(6,420)	(1,079)
FTSE 100 Index	7,350.000	02/16/2024	(2)	(1,470,000)	(2,171)	(1,938)	(233)
Nikkei 225 Index	29,250.000	12/08/2023	(7)	(20,475,000)	(142)	(20,464)	20,322
Nikkei 225 Index	30,250.000	12/08/2023	(3)	(9,075,000)	(81)	(11,968)	11,887
Nikkei 225 Index	30,875.000	12/08/2023	(6)	(18,525,000)	(202)	(17,843)	17,641
Nikkei 225 Index	31,000.000	12/08/2023	(4)	(12,400,000)	(162)	(21,241)	21,079
Nikkei 225 Index	31,125.000	12/08/2023	(4)	(12,450,000)	(189)	(15,211)	15,022

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Nikkei 225 Index	$31,375.000	12/08/2023	(1)	$(3,137,500)	$(61)	$(1,580)	$1,519
Nikkei 225 Index	31,500.000	12/08/2023	(1)	(3,150,000)	(67)	(2,974)	2,907
Nikkei 225 Index	31,750.000	12/08/2023	(3)	(9,525,000)	(283)	(14,407)	14,124
Nikkei 225 Index	29,500.000	01/12/2024	(6)	(17,700,000)	(1,659)	(7,109)	5,450
Nikkei 225 Index	29,875.000	01/12/2024	(5)	(14,937,500)	(1,686)	(25,147)	23,461
Nikkei 225 Index	30,500.000	01/12/2024	(1)	(3,050,000)	(506)	(3,843)	3,337
Nikkei 225 Index	30,750.000	01/12/2024	(3)	(9,225,000)	(1,841)	(19,539)	17,698
Nikkei 225 Index	31,125.000	01/12/2024	(6)	(18,675,000)	(5,059)	(17,594)	12,535
Nikkei 225 Index	32,625.000	01/12/2024	(6)	(19,575,000)	(15,581)	(22,637)	7,056
Nikkei 225 Index	32,375.000	02/09/2024	(1)	(3,237,500)	(3,609)	(4,649)	1,040
S&P 500 Index	4,310.000	12/06/2023	(31)	(13,361,000)	(1,008)	(111,290)	110,282
S&P 500 Index	4,430.000	12/13/2023	(30)	(13,290,000)	(19,200)	(84,872)	65,672
S&P 500 Index	4,490.000	12/20/2023	(29)	(13,021,000)	(56,840)	(78,799)	21,959
S&P 500 Index	4,510.000	12/27/2023	(29)	(13,079,000)	(81,200)	(84,414)	3,214
S&P 500 Index	4,055.000	12/29/2023	(9)	(3,649,500)	(2,475)	(44,159)	41,684
S&P 500 Index	4,080.000	12/29/2023	(1)	(408,000)	(295)	(7,419)	7,124
S&P 500 Index	4,105.000	12/29/2023	(8)	(3,284,000)	(2,560)	(66,516)	63,956
S&P 500 Index	4,235.000	12/29/2023	(3)	(1,270,500)	(1,590)	(21,538)	19,948
S&P 500 Index	4,250.000	12/29/2023	(6)	(2,550,000)	(3,420)	(49,435)	46,015
S&P 500 Index	4,285.000	12/29/2023	(7)	(2,999,500)	(4,690)	(34,973)	30,283
S&P 500 Index	4,425.000	12/29/2023	(5)	(2,212,500)	(7,925)	(19,517)	11,592
S&P 500 Index	4,485.000	12/29/2023	(3)	(1,345,500)	(7,380)	(9,622)	2,242
S&P 500 Index	4,495.000	12/29/2023	(23)	(10,338,500)	(77,493)	(77,493)	—
S&P 500 Index	4,500.000	12/29/2023	(23)	(10,350,000)	(80,517)	(80,517)	—
S&P 500 Index	4,510.000	12/29/2023	(1)	(451,000)	(2,985)	(3,079)	94
S&P 500 Index	4,265.000	01/31/2024	(2)	(853,000)	(3,840)	(13,338)	9,498
S&P 500 Index	4,405.000	01/31/2024	(4)	(1,762,000)	(13,560)	(22,551)	8,991
S&P 500 Index	4,465.000	01/31/2024	(6)	(2,679,000)	(26,640)	(30,178)	3,538
S&P 500 Index	4,490.000	01/31/2024	(8)	(3,592,000)	(39,840)	(40,277)	437

			(757)	$(496,176,000)	$(553,125)	$(1,424,649)	$871,524

Total written option contracts			(1,577)	$(1,041,443,000)	$(2,600,642)	$(2,522,273)	$(78,370)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.625	06/13/2025	983	$2,457,500	$1,271,756	$1,903,452	$(631,696)
3 Month SOFR	97.250	03/14/2025	1,843	4,607,500	1,151,875	3,360,173	(2,208,298)
3 Month SOFR	95.250	09/13/2024	385	962,500	522,156	1,547,892	(1,025,736)
3 Month SOFR	95.125	06/14/2024	428	1,070,000	321,000	1,518,638	(1,197,638)
3 Month SOFR	97.750	06/14/2024	2,036	5,090,000	76,350	2,716,180	(2,639,830)
3 Month SOFR	97.250	12/13/2024	2,052	5,130,000	872,100	3,290,395	(2,418,295)
3 Month SOFR	97.250	09/13/2024	1,214	3,035,000	257,975	1,623,613	(1,365,638)
3 Month SOFR	97.250	06/14/2024	807	2,017,500	50,438	779,129	(728,691)
3 Month SOFR	95.000	03/15/2024	777	1,942,500	165,113	2,288,516	(2,123,403)
3 Month SOFR	97.750	03/15/2024	2,323	5,807,500	43,556	2,749,256	(2,705,700)
3 Month SOFR	97.500	12/15/2023	1,534	3,835,000	9,588	1,910,371	(1,900,783)
3 Month SOFR	96.500	03/14/2025	966	2,415,000	1,098,825	1,863,201	(764,376)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.250	12/13/2024	915	$2,287,500	$874,969	$1,714,070	$(839,101)
3 Month SOFR	96.000	09/13/2024	907	2,267,500	634,900	1,617,407	(982,507)
3 Month SOFR	96.625	09/12/2025	921	2,302,500	1,369,988	1,888,445	(518,457)
3 Month SOFR	97.250	06/13/2025	2,670	6,675,000	2,136,000	2,854,785	(718,785)
3 Month SOFR	97.000	03/14/2025	2,074	5,185,000	1,594,387	2,263,037	(668,650)
3 Month SOFR	97.500	09/12/2025	3,092	7,730,000	2,396,300	3,074,948	(678,648)
3 Month SOFR	97.500	12/12/2025	2,880	7,200,000	2,376,000	3,083,882	(707,882)
3 Month SOFR	98.500	06/14/2024	5,086	12,715,000	95,363	554,825	(459,462)
3 Month SOFR	97.000	09/12/2025	1,234	3,085,000	1,411,387	1,267,713	143,674
3 Month SOFR	97.250	03/13/2026	1,368	3,420,000	1,436,400	1,371,174	65,226
3 Month SOFR	97.250	12/12/2025	1,442	3,605,000	1,451,012	1,373,245	77,767
3 Month SOFR	96.750	06/13/2025	1,226	3,065,000	1,448,212	1,290,144	158,068
3 Month SOFR	98.000	09/13/2024	2,599	6,497,500	243,656	363,392	(119,736)
3 Month SOFR	98.000	12/13/2024	2,324	5,810,000	508,375	557,342	(48,967)
3 Month SOFR	98.000	03/14/2025	1,713	4,282,500	578,138	582,112	(3,974)

TOTAL			45,799	$114,497,500	$24,395,819	$49,407,337	$(25,011,518)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a)(b) – 25.8%
U.S. Treasury Bills
$187,500,000	0.000%	12/28/23	$ 186,757,219
187,500,000	0.000	01/25/24	185,987,844
187,500,000	0.000	02/22/24	185,233,339

TOTAL U.S. TREASURY OBLIGATIONS (Cost $558,370,130)			$ 557,978,402

Shares	Dividend Rate	Value

Investment Company(c) – 67.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,454,226,179	5.260%	$1,454,226,179
(Cost $1,454,226,179)

TOTAL INVESTMENTS – 93.0% (Cost $2,012,596,309)		$2,012,204,581

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.0%		150,608,755

NET ASSETS – 100.0%		$2,162,813,336

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for options.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	47,810,000	USD	30,394,696	12/20/23	$1,217,272
	CAD	25,350,000	USD	18,680,610	12/20/23	7,359
	CHF	11,370,000	USD	12,536,658	12/20/23	478,011
	EUR	2,790,000	USD	2,965,772	12/20/23	73,995
	GBP	13,650,000	USD	17,073,800	12/20/23	161,859
	JPY	300,490,000	USD	2,033,137	12/20/23	434
	NZD	42,740,000	USD	25,703,366	12/20/23	618,410
	USD	103,670,610	CHF	90,310,000	12/20/23	297,287
	USD	127,285,641	GBP	100,700,000	12/20/23	133,196
	USD	8,509,964	JPY	1,234,920,000	12/20/23	152,623

TOTAL						$3,140,446

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	9,890,000	USD	6,540,566	12/20/23	$(1,298)
	CAD	10,050,000	USD	7,449,199	12/20/23	(40,360)
	EUR	75,360,000	USD	82,270,685	12/20/23	(164,294)
	JPY	2,547,730,000	USD	17,273,530	12/20/23	(31,727)
	USD	26,612,097	AUD	41,130,000	12/20/23	(583,056)
	USD	108,279,238	CAD	148,610,000	12/20/23	(1,275,753)
	USD	34,237,526	CHF	30,190,000	12/20/23	(319,451)
	USD	82,910,156	EUR	78,150,000	12/20/23	(2,236,001)
	USD	13,876,339	GBP	11,370,000	12/20/23	(480,397)
	USD	19,279,264	NZD	33,000,000	12/20/23	(1,044,054)

TOTAL						$(6,176,391)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At November 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	12,255	03/19/24	$1,345,560,703	$9,331,375
S&P 500 E-Mini Index	5,726	12/15/23	1,310,323,525	57,565,000

Total				$66,896,375

Short position contracts:
20 Year U.S. Treasury Bonds	(509)	03/19/24	(59,266,687)	(561,099)
3 Month SOFR	(564)	03/18/25	(135,070,950)	(482,742)

Total				$(1,043,841)

TOTAL FUTURES CONTRACTS				$65,852,534

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,300.000	12/01/2023	416	$137,280,000	$1,040	$35,953	$(34,913)
S&P 500 Index	4,095.000	12/01/2023	351	143,734,500	1,755	8,054	(6,299)
S&P 500 Index	3,350.000	12/04/2023	411	137,685,000	1,028	44,401	(43,373)
S&P 500 Index	3,400.000	12/05/2023	413	140,420,000	1,033	40,266	(39,233)
S&P 500 Index	3,450.000	12/06/2023	413	142,485,000	2,065	44,254	(42,189)
S&P 500 Index	3,400.000	12/07/2023	415	141,100,000	3,112	41,811	(38,699)
S&P 500 Index	3,400.000	12/08/2023	417	141,780,000	3,127	48,995	(45,868)
S&P 500 Index	3,400.000	12/11/2023	418	142,120,000	3,135	41,762	(38,627)
S&P 500 Index	3,400.000	12/12/2023	413	140,420,000	6,195	35,415	(29,220)
S&P 500 Index	3,500.000	12/13/2023	409	143,150,000	8,180	42,171	(33,991)
S&P 500 Index	3,500.000	12/14/2023	410	143,500,000	10,250	47,457	(37,207)
S&P 500 Index	3,460.000	12/15/2023	409	141,514,000	10,225	45,297	(35,072)
S&P 500 Index	3,400.000	12/19/2023	411	139,740,000	12,330	41,408	(29,078)
S&P 500 Index	3,550.000	12/19/2023	412	146,260,000	16,480	41,187	(24,707)
S&P 500 Index	3,650.000	12/20/2023	412	150,380,000	22,660	43,569	(20,909)
S&P 500 Index	3,700.000	12/21/2023	413	152,810,000	27,877	51,246	(23,369)
S&P 500 Index	3,700.000	12/22/2023	414	153,180,000	30,015	43,780	(13,765)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,750.000	12/26/2023	413	$154,875,000	$37,170	$45,529	$(8,359)
S&P 500 Index	3,750.000	12/27/2023	414	155,250,000	41,400	49,990	(8,590)
S&P 500 Index	3,700.000	12/28/2023	413	152,810,000	39,235	43,675	(4,440)
S&P 500 Index	3,675.000	12/29/2023	437	160,597,500	48,398	48,398	—

Total purchased option contracts			8,634	$3,061,091,000	$326,710	$884,618	$(557,908)

Written option contracts
Puts
S&P 500 Index	4,415.000	12/01/2023	(1,680)	(741,720,000)	(16,800)	(215,040)	198,240
S&P 500 Index	4,440.000	12/04/2023	(1,674)	(743,256,000)	(37,665)	(222,642)	184,977
S&P 500 Index	4,445.000	12/05/2023	(1,676)	(744,982,000)	(113,130)	(398,888)	285,758
S&P 500 Index	4,410.000	12/06/2023	(1,670)	(736,470,000)	(108,550)	(255,510)	146,960
S&P 500 Index	4,385.000	12/07/2023	(1,758)	(770,883,000)	(242,604)	(242,604)	—

Total written option contracts			(8,458)	$(3,737,311,000)	$(518,749)	$(1,334,684)	$815,935

TOTAL			176	$(676,220,000)	$(192,039)	$(450,066)	$258,027

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
20 Year U.S. Treasury Bonds	$110.000	12/22/2023	(1,224)	$(1,224,000)	$(114,750)	$(836,849)	$722,099
20 Year U.S. Treasury Bonds	111.000	12/22/2023	(1,195)	(1,195,000)	(205,391)	(406,240)	200,849
20 Year U.S. Treasury Bonds	113.000	01/26/2024	(1,192)	(1,192,000)	(1,206,095)	(1,206,095)	—

TOTAL			(3,611)	$(3,611,000)	$(1,526,236)	$(2,449,184)	$922,948

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Abbreviation:

MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

November 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 33.5%
U.S. Treasury Bills
$50,000,000	0.000%	12/28/23	$ 49,801,925
50,000,000	0.000	01/25/24	49,596,758
50,000,000	0.000	02/22/24	49,395,557

TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,898,701)			$148,794,240

Shares	Dividend Rate	Value

Investment Company(b) – 64.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
286,232,946	5.260%	$286,232,946
(Cost $286,232,946)

TOTAL INVESTMENTS – 97.9% (Cost $435,131,647)		$435,027,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		9,256,995

NET ASSETS – 100.0%		$444,284,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,335	03/28/24	$272,955,352	$965,734
5 Year U.S. Treasury Notes	1,617	03/28/24	172,778,977	1,260,452
S&P 500 E-Mini Index	13	12/15/23	2,974,888	133,570

TOTAL FUTURES CONTRACTS				$2,359,756

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$3,300.000	12/01/2023	94	$31,020,000	$235	$8,124	$(7,889)
S&P 500 Index	3,350.000	12/04/2023	93	31,155,000	233	10,047	(9,814)
S&P 500 Index	3,400.000	12/05/2023	93	31,620,000	233	9,067	(8,834)
S&P 500 Index	3,450.000	12/06/2023	93	32,085,000	465	9,965	(9,500)
S&P 500 Index	3,400.000	12/07/2023	94	31,960,000	705	9,471	(8,766)
S&P 500 Index	3,400.000	12/08/2023	96	32,640,000	720	11,280	(10,560)
S&P 500 Index	3,400.000	12/11/2023	97	32,980,000	728	9,691	(8,963)
S&P 500 Index	3,400.000	12/12/2023	95	32,300,000	1,425	8,146	(6,721)
S&P 500 Index	3,500.000	12/13/2023	95	33,250,000	1,900	9,795	(7,895)

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$3,500.000	12/14/2023	95	$33,250,000	$2,375	$10,996	$(8,621)
S&P 500 Index	3,460.000	12/15/2023	95	32,870,000	2,375	10,521	(8,146)
S&P 500 Index	3,400.000	12/19/2023	95	32,300,000	2,850	9,571	(6,721)
S&P 500 Index	3,550.000	12/19/2023	95	33,725,000	3,800	9,497	(5,697)
S&P 500 Index	3,650.000	12/20/2023	95	34,675,000	5,225	10,046	(4,821)
S&P 500 Index	3,700.000	12/21/2023	96	35,520,000	6,480	11,912	(5,432)
S&P 500 Index	3,700.000	12/22/2023	95	35,150,000	6,887	10,046	(3,159)
S&P 500 Index	3,750.000	12/26/2023	95	35,625,000	8,550	10,473	(1,923)
S&P 500 Index	3,750.000	12/27/2023	96	36,000,000	9,600	11,592	(1,992)
S&P 500 Index	3,700.000	12/28/2023	96	35,520,000	9,120	10,152	(1,032)
S&P 500 Index	3,675.000	12/29/2023	98	36,015,000	10,853	10,854	(1)

Total purchased option contracts			1,901	$669,660,000	$74,759	$201,246	$(126,487)

Written option contracts
Puts
S&P 500 Index	4,415.000	12/01/2023	(388)	(171,302,000)	(3,880)	(49,664)	45,784
S&P 500 Index	4,440.000	12/04/2023	(387)	(171,828,000)	(8,707)	(51,471)	42,764
S&P 500 Index	4,445.000	12/05/2023	(387)	(172,021,500)	(26,123)	(92,106)	65,983
S&P 500 Index	4,410.000	12/06/2023	(387)	(170,667,000)	(25,155)	(59,211)	34,056
S&P 500 Index	4,385.000	12/07/2023	(393)	(172,330,500)	(54,234)	(54,234)	—

Total written option contracts			(1,942)	$(858,149,000)	$(118,099)	$(306,686)	$188,587

TOTAL			(41)	$(188,489,000)	$(43,340)	$(105,440)	$62,100

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – 7.0%
Sovereign – 7.0%
Federal Farm Credit Banks Funding Corp.
$12,964,000	5.500	%(a)	08/07/24	$ 12,963,222
(Federal Reserve Bank Prime Loan Rate - 3.010%)
166,000	5.490	(b)	08/07/25	165,867
(Secured Overnight Financing Rate + 0.200%)
140,000	5.510	(b)	12/05/24	140,049
Federal Home Loan Banks
65,800,000	5.000	(a)	02/21/24	65,715,202
29,425,000	5.165	(a)	03/08/24	29,400,283
30,270,000	5.500	(a)	04/01/24	30,266,065
25,560,000	5.340	(a)	04/23/24	25,539,296
14,910,000	5.540	(a)	04/24/24	14,898,668
14,830,000	5.330	(a)	04/26/24	14,813,094
14,860,000	5.370	(a)	05/21/24	14,853,907
14,875,000	5.300	(a)	05/22/24	14,691,740
27,925,000	5.360	(a)	06/11/24	27,897,634
17,455,000	5.375	(a)	06/11/24	17,420,090
8,250,000	5.490	(a)	07/15/24	8,240,760
8,280,000	5.520	(a)	07/15/24	8,269,236
(Secured Overnight Financing Rate + 0.120%)
555,000	5.430	(b)	01/03/25	554,612
Federal Home Loan Mortgage Corp.(a)
14,908,000	5.400		06/11/24	14,892,049
14,908,000	5.380		06/12/24	14,889,365
Federal National Mortgage Association
10,437,000	5.505	(a)	07/26/24	10,429,172

TOTAL AGENCY DEBENTURES (Cost $326,498,529)				$ 326,040,311

Corporate Obligations – 1.3%
Banks – 1.3%
Euroclear Bank SA/NV(c)
$34,752,000	0.010%		02/02/24	$ 34,429,482
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.600%)
4,667,000	5.920		02/26/24	4,671,269
Sumitomo Mitsui Banking Corp.(c)
20,000,000	0.000		02/02/24	19,800,551

TOTAL CORPORATE OBLIGATIONS (Cost $58,875,687)				$ 58,901,302

U.S. Treasury Obligations – 9.6%
U.S. Treasury Floating Rate Notes(b)
(3 mo. Treasury money market yield + 0.140%)
$33,738,000	5.491	%(d)	10/31/24	$ 33,758,815
(3 mo. Treasury money market yield + 0.169%)
890,500	5.520		04/30/25	890,947
(3 mo. Treasury money market yield + 0.125%)
21,831,500	5.476		07/31/25	21,814,454
(3 mo. Treasury money market yield + 0.170%)
455,100	5.521		10/31/25	454,823
U.S. Treasury Notes
45,127,500	1.750		06/30/24	44,209,085

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$1,987,100	3.250%	08/31/24	$ 1,957,060
31,497,600	0.375	09/15/24	30,315,210
22,245,100	1.500	11/30/24	21,443,929
111,697,300	2.125	11/30/24	108,355,108
35,579,000	4.500	11/30/24	35,333,005
155,810,001	3.875	08/15/33	149,967,125

TOTAL U.S. TREASURY OBLIGATIONS (Cost $442,553,617)			$ 448,499,561

Shares	Description		Value

Exchange Traded Funds – 2.2%
256,040	Alerian MLP ETF(e)		$ 11,281,122
13,076	iShares 20+ Year Treasury Bond ETF		1,197,271
38,759	iShares 7-10 Year Treasury Bond ETF		3,620,478
12,170	iShares Core MSCI Emerging Markets ETF		604,271
18,562	iShares Core S&P 500 ETF		8,509,239
203,564	iShares Gold Trust*		7,845,865
34,050	iShares iBoxx $ Investment Grade Corporate Bond ETF		3,619,260
81,434	iShares iBoxx High Yield Corporate Bond ETF		6,165,368
3,022,699	Sprott Physical Uranium Trust*		57,671,747
28,368	Vanguard Real Estate ETF		2,318,588

TOTAL EXCHANGE TRADED FUNDS (Cost $83,776,766)			$ 102,833,209

Shares	Dividend Rate		Value

Investment Companies(f) – 27.0%
Goldman Sachs Energy Infrastructure Fund — Class R6
2,232,605	3.972%		$ 26,344,742
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,222,250,425	5.260		1,222,250,425
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
109,228	4.793		3,609,987

TOTAL INVESTMENT COMPANIES (Cost $1,236,635,194)			$1,252,205,154

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 47.1% (Cost $2,148,339,793)			$2,188,479,537

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 51.0%
Certificates of Deposit – 11.0%
Banco Santander SA
$9,092,000	5.880%		03/05/24	$ 9,098,216
10,904,000	5.750		11/27/24	10,907,149
(Secured Overnight Financing Rate + 0.490%)
5,950,000	5.800	(b)	02/09/24	5,953,737
(Secured Overnight Financing Rate + 0.710%)
23,667,000	6.020	(b)	04/19/24	23,696,604
Bank of America NA
7,592,000	5.440		02/08/24	7,587,797
1,147,000	5.960		08/15/24	1,149,040
Bank of Nova Scotia(b)(g) (Secured Overnight Financing Rate + 0.390%)
2,358,000	5.700		02/13/24	2,358,973
Bayerische Landesbank
400,000	5.300		01/25/24	399,742
11,758,000	5.820		03/08/24	11,754,776
8,400,000	6.000		09/25/24	8,419,572
(Secured Overnight Financing Rate + 0.635%)
3,180,000	5.945	(b)	01/11/24	3,181,626
BNP Paribas SA(b)
(Secured Overnight Financing Rate + 0.270%)
22,235,000	5.580		03/08/24	22,239,044
(Secured Overnight Financing Rate + 0.400%)
17,954,000	5.710		05/10/24	17,960,302
Brighthouse Financial Short Term Funding LLC(b)(g) (Secured Overnight Financing Rate + 0.730%)
13,464,900	6.050		12/22/23	13,470,212
Canadian Imperial Bank of Commerce
9,119,000	5.950		09/19/24	9,140,062
Citibank NA
17,900,000	5.780		03/07/24	17,905,398
(Secured Overnight Financing Rate + 0.600%)
15,634,000	5.910	(b)	10/28/24	15,639,351
(Secured Overnight Financing Rate + 0.700%)
4,209,000	6.010	(b)	12/13/23	4,210,025
Cooperatieve Rabobank UA
6,000,000	5.750		03/07/24	6,002,213
16,400,000	5.750		06/17/24	16,398,767
8,006,000	5.960		07/24/24	8,017,721
9,931,000	5.800		11/12/24	9,951,899
Credit Agricole Corporate & Investment Bank SA
7,090,000	5.740		02/08/24	7,094,183
Credit Industriel et Commercial(b)
(Secured Overnight Financing Rate + 0.440%)
7,629,000	5.750		01/31/24	7,632,458
(Secured Overnight Financing Rate + 0.450%)
11,255,000	5.760		01/09/24	11,259,014
HSBC Bank USA NA
12,180,000	5.980		09/25/24	12,207,148
(Secured Overnight Financing Rate + 0.660%)
6,019,000	5.970	(b)	01/03/24	6,021,158
JP Morgan Securities LLC(a)(b)(g) (Secured Overnight Financing Rate + 0.660%)
6,371,000	5.970		08/02/24	6,375,663
Landesbank Baden-Wuerttemberg
19,085,000	5.220		01/17/24	19,073,270
7,100,000	5.990		09/25/24	7,116,098

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Lloyds Bank Corporate Markets PLC
$4,921,000	6.050%		10/07/24	$ 4,934,317
(Secured Overnight Financing Rate + 0.670%)
10,871,000	5.980	(b)	08/14/24	10,889,800
Matchpoint Finance PLC(b)(g) (Secured Overnight Financing Rate + 0.460%)
11,428,000	5.770		12/04/23	11,428,495
Mizuho Bank Ltd.(b) (Secured Overnight Financing Rate + 0.450%)
5,878,000	5.770		01/24/24	5,880,513
National Bank of Kuwait SAKP
21,465,000	5.850		02/16/24	21,470,096
Natixis SA
14,700,000	5.990		09/17/24	14,732,711
Nordea Bank Abp(b)
(Secured Overnight Financing Rate + 0.250%)
1,376,000	5.560	(g)	03/01/24	1,376,123
(Secured Overnight Financing Rate + 0.450%)
3,148,000	5.760	(g)	01/18/24	3,149,285
(Secured Overnight Financing Rate + 0.530%)
1,063,000	5.840		04/26/24	1,063,927
(Secured Overnight Financing Rate + 0.570%)
5,630,000	5.880		08/14/24	5,637,844
(Secured Overnight Financing Rate + 0.610%)
33,000	5.920		01/04/24	33,013
Royal Bank of Canada(b)
(Secured Overnight Financing Rate + 0.640%)
1,000,000	5.950	(g)	07/08/24	1,001,067
(Secured Overnight Financing Rate + 0.700%)
3,794,000	6.010		03/27/24	3,799,410
Skandinaviska Enskilda Banken AB(b)(g)
(Secured Overnight Financing Rate + 0.580%)
16,910,000	5.900		08/02/24	16,922,395
(Secured Overnight Financing Rate + 0.650%)
2,300,000	5.970		05/31/24	2,303,634
Standard Chartered Bank PLC
10,476,000	6.070		07/23/24	10,497,216
8,787,000	0.000	(c)	09/05/24	8,810,761
Sumitomo Mitsui Banking Corp.(b)
(Secured Overnight Financing Rate + 0.300%)
6,685,000	5.620		03/07/24	6,685,603
(Secured Overnight Financing Rate + 0.700%)
9,371,000	6.020		08/14/24	9,384,440
Svenska Handelsbanken AB(b) (Secured Overnight Financing Rate + 0.550%)
9,500,000	5.860		11/05/24	9,503,834
Swedbank AB
5,600,000	5.940		07/26/24	5,609,616
9,045,000	5.930		08/15/24	9,062,551
Toronto-Dominion Bank(b)
1,468,000	5.000		01/17/24	1,468,388
(Secured Overnight Financing Rate + 0.480%)
7,529,000	5.800	(g)	05/09/24	7,533,106
Wells Fargo Bank Na(b) (Secured Overnight Financing Rate + 0.600%)
24,591,000	5.910		11/06/24	24,604,469

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Wells Fargo Bank NA(b) (Secured Overnight Financing Rate + 0.490%)
$11,750,000	5.800%		08/05/24	$ 11,754,322

				511,758,154

Commercial Paper – 38.8%
Air Liquide U.S. LLC
33,700,000	0.000	(c)(g)	02/05/24	33,364,931
Albion Capital Corp. SA/Albion Capital LLC(c)
14,837,000	0.000		12/22/23	14,787,665
4,592,000	0.000		01/22/24	4,554,948
15,453,000	0.000		02/20/24	15,260,277
20,369,000	0.000		02/28/24	20,090,454
Alimentation Couche-Tard, Inc.(c)(g)
1,669,000	0.000		01/08/24	1,658,795
23,209,000	0.000		01/16/24	23,037,378
American Electric Power Co., Inc.(c)(g)
17,520,000	0.000		02/12/24	17,316,765
American Honda Finance Corp.(c)
17,895,000	0.000		01/29/24	17,726,787
6,077,000	0.000		02/13/24	6,005,405
Antalis SA(c)(g)
8,990,000	0.000		02/01/24	8,903,518
AT&T, Inc.(c)(g)
2,500,000	0.000		01/23/24	2,479,270
17,909,000	0.000		02/26/24	17,664,021
6,518,000	0.000		03/25/24	6,399,657
5,203,000	0.000		01/30/24	5,154,496
Barclays Bank PLC(c)(g)
5,000,000	0.000		03/11/24	4,921,505
Barton Capital SA(c)(g)
13,006,000	0.000		12/08/23	12,990,563
3,082,000	0.000		12/29/23	3,068,597
BASF SE(c)(g)
6,865,000	0.000		12/18/23	6,846,365
BAT International Finance PLC(c)(g)
20,000,000	0.000		12/05/23	19,984,925
Bay Square Funding LLC(c)(g)
2,584,000	0.000		09/19/24	2,468,881
Bayer Corp.(c)(g)
12,650,000	0.000		07/08/24	12,196,623
15,950,000	0.000		07/09/24	15,375,843
2,100,000	0.000		08/12/24	2,013,226
3,000,000	0.000		09/16/24	2,859,825
Cabot Trail Funding LLC(c)(g)
26,764,000	0.000		02/09/24	26,471,943
8,672,000	0.000		02/22/24	8,559,252
CAFCO LLC(c)(g)
7,615,000	0.000		03/18/24	7,488,072
Caisse d’Amortissement de la Dette Sociale(c)(g)
46,441,000	0.000		01/16/24	46,115,167
4,107,000	0.000		01/26/24	4,071,924
26,256,000	0.000		02/13/24	25,958,158
Canadian National Railway Co.(c)(g)
2,000,000	0.000		12/14/23	1,995,788
15,088,000	0.000		02/07/24	14,927,617
CDP Financial, Inc.(c)(g)
14,613,000	0.000		01/16/24	14,510,118

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Charta LLC(c)(g)
$7,494,000	0.000%	03/18/24	$ 7,368,802
Citigroup Global Markets, Inc.(c)(g)
8,503,000	0.000	09/16/24	8,130,009
Clorox Co.(c)(g)
2,855,000	0.000	01/03/24	2,839,986
1,805,000	0.000	01/05/24	1,794,943
6,600,000	0.000	01/09/24	6,559,080
Coca-Cola Co.(c)(g)
1,592,000	0.000	05/22/24	1,551,834
9,563,000	0.000	07/17/24	9,246,864
Collateralized Commercial Paper FLEX Co. LLC(a)(g)
4,185,000	6.030	07/01/24	4,192,008
Dexia Credit Local SA(c)(g)
14,754,000	0.000	12/19/23	14,712,296
6,399,000	0.000	12/20/23	6,379,953
DNB Bank ASA(c)(g)
12,731,000	0.000	07/31/24	12,266,340
6,448,000	0.000	09/20/24	6,165,653
Duke Energy Corp.(c)(g)
5,000,000	0.000	01/02/24	4,975,200
Duke University Health System, Inc.(c)
22,927,000	0.000	02/06/24	22,689,998
EIDP, Inc.(c)(g)
2,167,000	0.000	12/01/23	2,166,670
6,545,000	0.000	12/05/23	6,540,012
Entergy Corp.(c)(g)
10,273,000	0.000	01/18/24	10,195,098
Equitable Short Term Funding LLC(c)(g)
13,500,000	0.000	07/09/24	13,049,401
Fairway Finance Co. LLC(c)(g)
6,620,000	0.000	01/22/24	6,566,923
12,047,000	0.000	02/21/24	11,893,858
Fidelity National Information Services, Inc.(c)(g)
1,341,000	0.000	12/06/23	1,339,787
26,144,000	0.000	12/15/23	26,087,064
General Motors Financial Co., Inc.(c)(g)
5,495,000	0.000	01/18/24	5,452,069
2,838,000	0.000	01/24/24	2,813,112
Glencore Funding LLC(c)(g)
13,495,000	0.000	01/18/24	13,389,922
17,001,000	0.000	02/01/24	16,830,076
Gotham Funding Corp.(c)(g)
6,820,000	0.000	12/05/23	6,814,947
30,884,000	0.000	03/01/24	30,447,561
GTA Funding LLC(c)(g)
9,470,000	0.000	01/12/24	9,408,866
16,201,000	0.000	01/24/24	16,066,434
HSBC USA, Inc.(c)(g)
11,009,000	0.000	03/01/24	10,852,282
4,203,000	0.000	05/20/24	4,088,455
3,509,000	0.000	05/24/24	3,410,923
3,402,000	0.000	06/27/24	3,288,626
ING U.S. Funding LLC(c)
4,289,000	0.000	04/01/24	4,208,760
JP Morgan Securities LLC(a)(b)(g) (Secured Overnight Financing Rate + 0.610%)
16,822,000	5.920	10/25/24	16,829,293

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
$48,899,000	0.000	%(c)(g)	01/04/24	$ 48,634,674
Korea Development Bank(c)
2,056,000	0.000		01/05/24	2,044,922
Kreditanstalt fuer Wiederaufbau(c)(g)
31,028,000	0.000		02/01/24	30,737,050
20,461,000	0.000		02/02/24	20,266,075
35,858,000	0.000		02/22/24	35,408,917
Liberty Street Funding LLC(c)(g)
4,636,000	0.000		01/05/24	4,611,030
LMA-Americas LLC(c)(g)
4,970,000	0.000		12/01/23	4,969,261
2,455,000	0.000		02/21/24	2,423,582
4,663,000	0.000		02/22/24	4,602,592
LVMH Moet Hennessy Louis Vuitton SE(c)(g)
13,500,000	0.000		01/03/24	13,431,915
3,000,000	0.000		03/25/24	2,948,200
1,563,000	0.000		04/12/24	1,531,789
7,706,000	0.000		05/20/24	7,508,290
LVMH Moet Hennessy Louis Vuitton, Inc.(c)(g)
4,777,000	0.000		06/06/24	4,642,497
Macquarie Bank Ltd.(b)(g) (Secured Overnight Financing Rate + 0.600%)
18,365,000	5.910		11/07/24	18,363,044
Manhattan Asset Funding Co. LLC(c)(g)
4,579,000	0.000		02/21/24	4,520,661
Matchpoint Finance Plc(b)(g) (Secured Overnight Financing Rate + 0.390%)
6,963,000	5.700		05/08/24	6,963,480
Mercedes-Benz Finance North America LLC(c)(g)
19,891,000	0.000		12/21/23	19,828,819
MetLife Short Term Funding LLC(c)(g)
1,000,000	0.000		01/04/24	994,818
National Australia Bank Ltd.(c)(g)
2,031,000	0.000		04/15/24	1,988,743
National Bank of Canada(c)(g)
24,204,000	0.000		11/06/24	22,972,807
National Bank of Kuwait SAKP(c)
7,744,000	0.000		01/19/24	7,742,855
National Grid North America, Inc.(c)(g)
16,000,000	0.000		01/08/24	15,903,315
Nestle Finance International Ltd.(c)(g)
6,839,000	0.000		01/22/24	6,786,040
NextEra Energy Capital Holdings, Inc.(c)(g)
9,898,000	0.000		12/21/23	9,866,192
NRW Bank(c)(g)
49,481,000	0.000		02/28/24	48,827,851
Nutrien Ltd.(c)(g)
9,215,000	0.000		12/13/23	9,196,693
12,801,000	0.000		12/18/23	12,765,621
4,979,000	0.000		12/20/23	4,963,682
6,170,000	0.000		12/22/23	6,149,080
4,742,000	0.000		12/29/23	4,720,666
Old Line Funding LLC
17,953,000	0.000	(c)	02/12/24	17,744,961
17,594,000	0.000	(c)(g)	03/01/24	17,345,370
(Secured Overnight Financing Rate + 0.430%)
5,386,000	5.740	(a)(b)(g)	06/10/24	5,385,359

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Oracle Corp.(c)(g)
$15,562,000	0.000%		12/04/23	$ 15,552,618
Oversea-Chinese Banking Corp. Ltd.(b)(g) (Secured Overnight Financing Rate + 0.400%)
16,471,000	5.710		12/12/23	16,472,811
Parker-Hannifin Corp.(c)(g)
4,624,000	0.000		12/22/23	4,608,435
PepsiCo, Inc.(c)(g)
3,900,000	0.000		03/15/24	3,840,455
Podium Funding Trust(c)
29,515,000	0.000		12/15/23	29,449,243
Procter & Gamble Co.(c)(g)
3,500,000	0.000		12/06/23	3,496,914
Pure Grove Funding(c)(g)
13,033,000	0.000		12/05/23	13,023,344
21,739,000	0.000		01/05/24	21,621,914
13,136,000	0.000		01/24/24	13,026,892
5,240,000	0.000		02/05/24	5,186,646
19,795,000	0.000		11/21/24	18,728,775
Regency Markets No. 1 LLC(c)(g)
25,000,000	0.000		12/19/23	24,929,339
Ridgefield Funding Co. LLC(c)(g)
32,357,000	0.000		05/20/24	31,504,236
Salisbury Receivables Co. LLC(c)(g)
28,943,000	0.000		01/26/24	28,694,804
3,163,000	0.000		02/14/24	3,126,737
Sanofi SA(c)(g)
15,698,000	0.000		02/02/24	15,549,197
Sheffield Receivables Co. LLC(c)(g)
5,234,000	0.000		12/22/23	5,216,723
3,068,000	0.000		02/14/24	3,032,118
Societe Generale SA(c)(g)
15,305,000	0.000		02/09/24	15,140,178
Starbird Funding Corp.(c)(g)
2,879,000	0.000		02/13/24	2,846,101
15,644,000	0.000		05/10/24	15,256,825
Starbucks Corp.(c)(g)
13,000,000	0.000		12/13/23	12,974,455
Svenska Handelsbanken AB(c)(g)
8,000,000	0.000		04/08/24	7,844,790
TELUS Corp.(c)(g)
3,052,000	0.000		12/07/23	3,048,778
4,207,000	0.000		12/08/23	4,201,918
4,638,000	0.000		12/20/23	4,623,820
5,830,000	0.000		01/22/24	5,781,883
Thunder Bay Funding LLC
17,952,000	0.000	(c)	02/12/24	17,745,534
(Secured Overnight Financing Rate + 0.430%)
10,576,000	5.740	(a)(b)(g)	06/10/24	10,575,387
Toyota Industries Commercial Finance, Inc.(c)(g)
24,454,000	0.000		04/22/24	23,919,905
6,724,000	0.000		08/12/24	6,464,807
Toyota Motor Credit Corp.(c)
10,000,000	0.000		08/02/24	9,631,793
UBS AG(c)(g)
14,441,000	0.000		03/04/24	14,231,240
United Parcel Service, Inc.(c)(g)
17,737,000	0.000		02/08/24	17,553,061

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper – (continued)
Versailles Commercial Paper LLC(c)
	$20,101,000	0.000%		01/04/24	$ 19,995,795
	6,553,000	0.000		02/06/24	6,484,806
	3,446,000	0.000		04/03/24	3,379,298
Victory Receivables Corp.(c)(g)
	2,616,000	0.000		02/02/24	2,590,403
	15,411,000	0.000		02/09/24	15,243,499
	18,683,000	0.000		02/14/24	18,465,439
	14,850,000	0.000		02/15/24	14,674,766
	20,078,000	0.000		02/28/24	19,800,422
VW Credit, Inc.(c)(g)
	7,767,000	0.000		02/08/24	7,681,872
	29,678,000	0.000		02/21/24	29,290,833
Walt Disney Co.(c)(g)
	26,187,000	0.000		02/12/24	25,887,461
	14,280,000	0.000		03/26/24	14,021,366
Westpac Banking Corp.(c)(g)
	8,967,000	0.000		09/12/24	8,584,147

					1,799,634,498

U.S. Treasury Obligations – 1.2%
U.S. Treasury Bills(c)
	6,450,900	0.000		12/12/23	6,440,514
	2,361,700	0.000	(d)	01/30/24	2,340,962
	119,700	0.000	(d)	02/06/24	118,530
	8,672,000	0.000	(d)	03/21/24	8,532,288
	41,156,100	0.000		05/16/24	40,171,593

TOTAL SHORT-TERM INVESTMENTS (Cost $2,368,464,691)					$2,368,996,539

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT – 98.1% (Cost $4,516,804,484)					$4,557,476,076

Shares		Dividend Rate			Value

Securities Lending Reinvestment Vehicle(f) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
	10,254,847	5.260%			$ 10,254,847
(Cost $10,254,847)

TOTAL INVESTMENTS – 98.4% (Cost $4,527,059,331)					$4,567,730,923

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%					75,777,989

NET ASSETS – 100.0%					$4,643,508,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2023.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	All or a portion of security is on loan.

(f)	Represents an affiliated fund.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CHF	52,659,999	USD	59,470,543	12/20/23	$806,715

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	8,659,000,000	USD	59,429,926	12/20/23	$(830,003)
	USD	59,177,099	CHF	52,660,000	12/20/23	(1,100,160)
	USD	57,802,274	JPY	8,659,000,000	12/20/23	(797,649)

TOTAL						$(2,727,812)

FUTURES CONTRACTS — At November 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	9,670	03/19/24	$1,061,735,781	$4,669,450
2 Year U.S. Treasury Notes	5,352	03/28/24	1,094,274,940	3,603,801
5 Year U.S. Treasury Notes	7,199	03/28/24	769,224,402	3,474,417
E-Mini Russell 2000 Index	6	12/15/23	543,660	228
Nasdaq 100 E-Mini Index	26	12/15/23	8,312,460	4,054
Stoxx Europe 600 Index	192	12/15/23	4,828,763	(5,156)

TOTAL FUTURES CONTRACTS				$11,746,794

SWAP CONTRACTS — At November 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)(b)		Unrealized Appreciation/ (Depreciation)*

12M EURO	2.904%	08/31/33	EUR	81,090	$1,017,148
12M GBP	4.325	09/19/33	GBP	69,400	1,943,688
12M EURO	3.124	11/02/33	EUR	81,410	2,861,533

TOTAL					$5,822,369

(a)	Payments made quarterly.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to November 30, 2023.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
KWEB Index	MS & Co. Int. PLC	$31.863	12/29/2023	1,867,675	$5,950,972,853	$205,474	$6,723,070	$(6,517,596)
SPX Index	JPMorgan Securities, Inc.	4,417.340	12/29/2023	34,126	15,074,614,484	6,157,279	3,146,074	3,011,205
IEF Index	BofA Securities LLC	91.472	01/19/2024	1,608,004	14,708,734,189	4,135,645	1,621,548	2,514,097
SPX Index	MS & Co. Int. PLC	4,610.330	12/29/2023	34,126	15,733,212,158	1,368,759	1,255,837	112,922
BVSP Index	JPMorgan Securities, Inc.	131,082.340	02/14/2024	5,750	75,372,345,500	3,158,333	3,616,495	(458,162)
Puts
SPX Index	MS & Co. Int. PLC	4,095.690	12/29/2023	34,126	13,976,951,694	94,110	138,210	(44,100)

Total purchased option contracts				3,583,807	$140,816,830,878	$15,119,600	$16,501,234	$(1,381,634)

Written option contracts
Puts
SPX Index	JPMorgan Securities, Inc.	4,095.690	12/29/2023	(34,126)	(13,976,951,694)	(94,111)	(2,282,733)	2,188,622
IEF Index	BofA Securities LLC	87.902	01/19/2024	(1,608,004)	(14,134,676,761)	(148,813)	(1,772,223)	1,623,410
Calls
SPX Index	JPMorgan Securities, Inc.	4,610.330	12/29/2023	(34,126)	(15,733,212,158)	(1,368,759)	(863,341)	(505,418)
SPX Index	MS & Co. Int. PLC	4,417.340	12/29/2023	(34,126)	(15,074,614,484)	(6,157,279)	(5,796,772)	(360,507)

Total written option contracts				(1,710,382)	$(58,919,455,097)	$(7,768,962)	$(10,715,069)	$2,946,107

TOTAL				1,873,425	$81,897,375,781	$7,350,638	$5,786,165	$1,564,473

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2023:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$153,990	$—	$—
Asia	673,423	23,002,041	—
Australia and Oceania	21,124	6,481,063	—
Europe	6,020,366	52,178,837	—
North America	190,120,937	367,867	592
Preferred Stocks	—	342,428	—
Exchange Traded Funds	2,373,098,138	—	—
Investment Company	175,888,942	—	—

Total	$2,745,976,920	$82,372,236	$592

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,660,508	$—
Futures Contracts(b)	3,868,016	—	—
Purchased Option Contracts	24,395,819	3,129,398	—

Total	$28,263,835	$5,789,906	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(5,744,593)	$—
Futures Contracts(b)	(6,482,544)	—	—
Written Option Contracts	(2,600,642)	—	—

Total	$(9,083,186)	$(5,744,593)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$557,978,402	$—	$—
Investment Company	1,454,226,179	—	—

Total	$2,012,204,581	$—	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC FACTOR ALLOCATION (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$3,140,446	$—
Futures Contracts(a)	66,896,375	—	—
Purchased Option Contracts	326,710	—	—

Total	$67,223,085	$3,140,446	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(6,176,391)	$—
Futures Contracts(a)	(1,043,841)	—	—
Written Option Contracts	(2,044,985)	—	—

Total	$(3,088,826)	$(6,176,391)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$148,794,240	$—	$—
Investment Company	286,232,946	—	—

Total	$435,027,186	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$2,359,756	$—	$—
Purchased Option Contracts	74,759	—	—

Total	$2,434,515	$—	$—

Liabilities

Written Option Contracts	$(118,099)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$448,499,561	$—	$—
Agency Debentures	—	326,040,311	—
Corporate Obligations	—	58,901,302	—
Securities Lending Reinvestment Vehicle	10,254,847	—	—
Exchange Traded Funds	102,833,209	—	—
Investment Companies	1,252,205,154	—	—
Short-term Investments	57,603,887	2,311,392,652	—

Total	$1,871,396,658	$2,696,334,265	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$806,715	$—
Futures Contracts(a)	11,751,950	—	—
Interest Rate Swap Contracts(a)	—	5,822,369	—
Purchased Option Contracts	—	15,119,600	—

Total	$11,751,950	$21,748,684	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,727,812)	$—
Futures Contracts(a)	(5,156)	—	—
Written Option Contracts	—	(7,768,962)	—

Total	$(5,156)	$(10,496,774)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules and Consolidated Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in ETFs Risk — The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

Investments in the Underlying Funds Risk — The investments of may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current-year distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.